UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

Semi-Annual Report
September 30, 2022

Contents

Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio
Investment Summary/Performance September 30, 2022 (Unaudited)
Current 7-Day Yields

Class I	2.48%
Class II	2.33%
Class III	2.23%
Class IV	1.98%
Select Class	2.43%
Institutional Class	2.52%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2022, the most recent period shown in the table, would have been 2.46% for Class I, 2.30% for Class II, 2.20% for Class III, 1.95% for Class IV, 2.40% for Select Class, and 2.49% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	18.3
8 - 30	20.0
31 - 60	34.6
61 - 90	13.4
91 - 180	13.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (7.1)%*
*Net Other Assets (Liabilities) are not available in the pie chart.

Treasury Only Portfolio
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Debt - 107.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 107.1%
U.S. Treasury Bills
10/4/22 to 3/16/23	1.08 to 3.63	33,553,906	33,418,918
U.S. Treasury Notes
10/31/22 to 7/31/24 (c)	1.44 to 3.35	4,213,300	4,212,971

TOTAL U.S. TREASURY DEBT (Cost $37,631,889)			37,631,889

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $37,631,889)	37,631,889
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(2,495,496)
NET ASSETS - 100.0%	35,136,393

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Amount is stated in United States dollars unless otherwise noted

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Treasury Only Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $37,631,889):		$37,631,889
Receivable for fund shares sold		66,032
Interest receivable		21,304
Prepaid expenses		52
Receivable from investment adviser for expense reductions		1,020
Other receivables		579
Total assets		37,720,876
Liabilities
Payable for investments purchased	$2,488,657
Payable for fund shares redeemed	61,650
Distributions payable	27,281
Accrued management fee	4,206
Distribution and service plan fees payable	575
Other affiliated payables	1,432
Other payables and accrued expenses	682
Total Liabilities		2,584,483
Net Assets		$35,136,393
Net Assets consist of:
Paid in capital		$35,137,406
Total accumulated earnings (loss)		(1,013)
Net Assets		$35,136,393

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($12,139,252 ÷ 12,137,822 shares)		$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($1,116,930 ÷ 1,117,091 shares)		$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($1,548,221 ÷ 1,547,991 shares)		$1.00
Class IV :
Net Asset Value , offering price and redemption price per share ($220,262 ÷ 220,251 shares)		$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($228,724 ÷ 228,740 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($19,883,004 ÷ 19,883,600 shares)		$1.00
Statement of Operations
Amounts in thousands		Six months ended September 30, 2022 (Unaudited)
Investment Income
Interest		$238,584
Expenses
Management fee	$24,352
Transfer agent fees	7,554
Distribution and service plan fees	3,030
Accounting fees and expenses	810
Custodian fees and expenses	155
Independent trustees' fees and expenses	57
Registration fees	166
Audit	21
Legal	12
Miscellaneous	55
Total expenses before reductions	36,212
Expense reductions	(5,714)
Total expenses after reductions		30,498
Net Investment income (loss)		208,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(140)
Total net realized gain (loss)		(140)
Net increase in net assets resulting from operations		$207,946

Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$208,086	$6,315
Net realized gain (loss)	(140)	(484)
Net increase in net assets resulting from operations	207,946	5,831
Distributions to shareholders	(207,896)	(6,108)
Share transactions - net increase (decrease)	1,255,754	999,223
Total increase (decrease) in net assets	1,255,804	998,946

Net Assets
Beginning of period	33,880,589	32,881,643
End of period	$35,136,393	$33,880,589

Financial Highlights
Treasury Only Portfolio Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	- B	.018	.019	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	- B	.018	.019	.009
Distributions from net investment income	(.006)	- B	- B	(.018)	(.019)	(.009)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.006)	- B	- B	(.018)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.59%	.02%	.04%	1.80%	1.96%	.93%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.22%	.21%	.21%
Expenses net of fee waivers, if any	.18% G	.08%	.15%	.18%	.18%	.18%
Expenses net of all reductions	.18% G	.08%	.15%	.18%	.18%	.18%
Net investment income (loss)	1.19% G	.02%	.05%	1.72%	1.97%	.93%
Supplemental Data
Net assets, end of period (in millions)	$12,139	$12,146	$10,871	$15,058	$7,033	$6,976

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Only Portfolio Class II

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.005	- B	- B	.016	.018	.008
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.005	- B	- B	.016	.018	.008
Distributions from net investment income	(.005)	- B	- B	(.016)	(.018)	(.008)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.005)	- B	- B	(.016)	(.018)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.51%	.01%	.02%	1.65%	1.81%	.78%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.37%	.36%	.36%
Expenses net of fee waivers, if any	.33% G	.09%	.16%	.33%	.33%	.33%
Expenses net of all reductions	.33% G	.09%	.16%	.33%	.33%	.33%
Net investment income (loss)	1.04% G	.01%	.03%	1.57%	1.82%	.78%
Supplemental Data
Net assets, end of period (in millions)	$1,117	$1,126	$943	$830	$525	$261

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Only Portfolio Class III

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.005	- B	- B	.015	.017	.007
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.005	- B	- B	.015	.017	.007
Distributions from net investment income	(.005)	- B	- B	(.015)	(.017)	(.007)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.005)	- B	- B	(.015)	(.017)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.47%	.01%	.01%	1.54%	1.70%	.68%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.47%	.46%	.46%
Expenses net of fee waivers, if any	.42% G	.08%	.17%	.43%	.43%	.43%
Expenses net of all reductions	.42% G	.08%	.17%	.43%	.43%	.43%
Net investment income (loss)	.94% G	.02%	.02%	1.47%	1.72%	.68%
Supplemental Data
Net assets, end of period (in millions)	$1,548	$1,155	$1,349	$824	$1,044	$929

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Only Portfolio Class IV

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.004	- B	- B	.013	.014	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.004	- B	- B	.013	.014	.004
Distributions from net investment income	(.004)	- B	- B	(.013)	(.014)	(.004)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.004)	- B	- B	(.013)	(.014)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.37%	.01%	.01%	1.29%	1.45%	.42%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.70% G	.71%	.71%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.61% G	.08%	.17%	.68%	.68%	.68%
Expenses net of all reductions	.61% G	.08%	.17%	.68%	.68%	.68%
Net investment income (loss)	.75% G	.01%	.02%	1.22%	1.47%	.43%
Supplemental Data
Net assets, end of period (in millions)	$220	$196	$334	$109	$155	$116

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Only Portfolio Select Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	- B	.017	.019	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	- B	.017	.019	.009
Distributions from net investment income	(.006)	- B	- B	(.017)	(.019)	(.009)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.006)	- B	- B	(.017)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.56%	.01%	.03%	1.75%	1.91%	.88%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.27%	.26%	.26%
Expenses net of fee waivers, if any	.23% G	.08%	.16%	.23%	.23%	.23%
Expenses net of all reductions	.23% G	.08%	.16%	.23%	.23%	.23%
Net investment income (loss)	1.14% G	.01%	.03%	1.67%	1.92%	.88%
Supplemental Data
Net assets, end of period (in millions)	$229	$325	$264	$399	$176	$121

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	.001	.018	.020	.010
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	.001	.018	.020	.010
Distributions from net investment income	(.006)	- B	(.001)	(.018)	(.020)	(.010)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.006)	- B	(.001)	(.018)	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.61%	.02%	.06%	1.84%	2.00%	.97%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.19%	.18%	.18%
Expenses net of fee waivers, if any	.14% G	.07%	.13%	.14%	.14%	.14%
Expenses net of all reductions	.14% G	.07%	.13%	.14%	.14%	.14%
Net investment income (loss)	1.23% G	.02%	.06%	1.76%	2.01%	.97%
Supplemental Data
Net assets, end of period (in millions)	$19,883	$18,932	$19,120	$26,551	$11,774	$6,631

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Portfolio
Investment Summary/Performance September 30, 2022 (Unaudited)
Current 7-Day Yields

Class I	2.82%
Class II	2.67%
Class III	2.57%
Class IV	2.32%
Select Class	2.77%
Institutional Class	2.86%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2022, the most recent period shown in the table, would have been 2.79% for Class I, 2.64% for Class II, 2.54% for Class III, 2.29% for Class IV, 2.74% for Select Class, and 2.82% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	88.3
8 - 30	0.0
31 - 60	2.7
61 - 90	2.8
91 - 180	6.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Treasury Portfolio
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Debt - 23.8%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 23.8%
U.S. Treasury Bills
10/4/22 to 3/2/23	0.09 to 3.29	3,207,150	3,188,150
U.S. Treasury Notes
10/15/22 to 7/31/24 (c)	0.32 to 3.35	3,956,805	3,956,329

TOTAL U.S. TREASURY DEBT (Cost $7,144,479)			7,144,479

U.S. Treasury Repurchase Agreement - 76.2%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
3.05% dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations) #	502,898	502,770
3.05% dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations) #	912,105	911,873
With:
ABN AMRO Bank NV at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $32,665,900, 1.75% - 3.25%, 8/15/23 - 11/15/47)	32,008	32,000
Barclays Bank PLC at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $23,465,983, 4.25%, 9/30/24)	23,006	23,000
BNP Paribas, SA at:
1.57%, dated 5/25/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $10,259,142, 0.50% - 3.88%, 4/30/24 - 11/15/42)	10,067	10,000
2.38%, dated 7/29/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $148,568,344, 0.63% - 3.33%, 10/31/23 - 11/15/51)	145,633	145,000
2.44%, dated 7/18/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $72,114,347, 1.13% - 5.00%, 11/15/22 - 5/15/51)	70,436	70,000
2.45%, dated 8/5/22 due 10/5/22 (Collateralized by U.S. Treasury Obligations valued at $126,217,179, 0.13% - 6.13%, 11/30/22 - 5/15/52)	123,511	123,000
2.99%, dated 9/19/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $48,348,324, 0.13% - 5.25%, 11/30/22 - 11/15/51)	47,117	47,000
3.01%, dated 9/6/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $144,214,892, 0.38% - 5.00%, 1/31/24 - 5/15/51)	141,065	140,000
3.27%, dated 9/9/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $133,911,305, 0.13% - 5.00%, 8/15/23 - 2/15/51)	132,452	131,000
CIBC Bank U.S.A. at 3.05%, dated 10/3/22 due 10/7/22 (d)	46,121	46,000
Credit AG at 3.45%, dated 9/19/22 due 12/19/22 (Collateralized by U.S. Treasury Obligations valued at $24,570,211, 2.88% - 7.63%, 2/15/25 - 5/15/52)	24,209	24,000
Federal Reserve Bank of New York at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $20,138,117,180, 1.13% - 2.63%, 5/15/23 - 2/15/51)	20,138,117	20,133,000
ING Financial Markets LLC at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $28,564,361, 1.13%, 1/15/25)	28,007	28,000
Lloyds Bank Corp. Markets PLC at:
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $19,710,951, 0.25% - 3.00%, 6/15/23 - 8/15/42)	19,125	19,000
2.61%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $21,506,789, 0.25% - 3.00%, 1/31/23 - 7/15/25)	21,143	21,000
2.62%, dated 8/8/22 due 11/8/22 (Collateralized by U.S. Treasury Obligations valued at $22,713,551, 0.25% - 3.00%, 6/15/23 - 8/15/49)	22,147	22,000
3.26%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $25,582,796, 0.25% - 3.00%, 6/15/23 - 7/15/25)	25,276	25,000
Lloyds Bank PLC at:
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $29,785,602, 0.25% - 6.75%, 3/15/24 - 11/30/28)	29,190	29,000
2.58%, dated 7/29/22 due 10/31/22 (Collateralized by U.S. Treasury Obligations valued at $20,536,802, 0.25% - 6.75%, 3/15/24 - 11/30/28)	20,135	20,000
2.63%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $11,295,264, 0.25% - 6.75%, 3/15/24 - 11/30/28)	11,076	11,000
2.89%, dated 8/26/22 due 11/28/22 (Collateralized by U.S. Treasury Obligations valued at $9,207,940, 0.38% - 6.75%, 8/15/23 - 11/30/28)	9,068	9,000
2.95%, dated 9/16/22 due 10/17/22 (Collateralized by U.S. Treasury Obligations valued at $14,329,240, 0.38% - 6.75%, 8/15/24 - 7/31/27)	14,036	14,000
3.19%, dated 9/8/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $14,331,199, 0.25% - 6.75%, 3/15/24 - 8/15/26)	14,153	14,000
3.23%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $21,534,624, 1.13% - 6.75%, 8/15/24 - 9/30/28)	21,230	21,000
3.26%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $15,364,457, 1.88% - 6.75%, 8/15/24 - 8/15/26)	15,166	15,000
3.34%, dated 9/13/22 due 1/13/23 (Collateralized by U.S. Treasury Obligations valued at $15,381,582, 1.88% - 6.75%, 8/15/24 - 8/15/26)	15,170	15,000
MUFG Securities EMEA PLC at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $93,804,168, 0.63% - 2.88%, 11/15/27 - 5/15/30)	92,023	92,000
Prudential Insurance Co. of America at 3.06%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $81,443,422, 1.25% - 6.63%, 11/15/23 - 2/15/36)	79,863	79,842
Royal Bank of Canada at 3.05%, dated 9/26/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $57,153,948, 1.63% - 2.50%, 11/15/22 - 2/15/41)	56,033	56,000
Sumitomo Mitsui Trust Bank Ltd. at:
3.08%, dated 9/30/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,170,168, 2.25% - 3.25%, 8/31/24 - 2/15/52)	4,005	4,000
3.09%, dated:
9/27/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,245,843, 2.25% - 3.25%, 8/31/24 - 2/15/52)	8,010	8,000
9/28/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $8,216,747, 1.63% - 3.25%, 8/31/24 - 8/15/29)	8,010	8,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $22,849,485)		22,849,485

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,993,964)	29,993,964
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,184)
NET ASSETS - 100.0%	29,985,780

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$502,770,000 due 10/03/22 at 3.05%
BofA Securities, Inc.	2,501
ING Financial Markets LLC	250,000
Sumitomo Mitsu Banking Corp. NY	250,269
502,770

$911,873,000 due 10/03/22 at 3.05%
BofA Securities, Inc.	9,701
Sumitomo Mitsu Banking Corp. NY	902,172
911,873

Treasury Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $22,849,485) - See accompanying schedule Unaffiliated issuers (cost $29,993,964):		$29,993,964
Cash		1
Receivable for fund shares sold		139,941
Interest receivable		23,936
Prepaid expenses		38
Receivable from investment adviser for expense reductions		852
Other receivables		374
Total assets		30,159,106
Liabilities
Payable for investments purchased	49,990
Payable for fund shares redeemed	86,503
Distributions payable	30,565
Accrued management fee	3,614
Distribution and service plan fees payable	898
Other affiliated payables	1,333
Other payables and accrued expenses	423
Total Liabilities		173,326
Net Assets		$29,985,780
Net Assets consist of:
Paid in capital		$29,986,137
Total accumulated earnings (loss)		(357)
Net Assets		$29,985,780

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($13,993,237 ÷ 13,988,760 shares)		$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($504,971 ÷ 504,651 shares)		$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($2,275,931 ÷ 2,275,827 shares)		$1.00
Class IV :
Net Asset Value , offering price and redemption price per share ($884,891 ÷ 884,667 shares)		$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($152,625 ÷ 152,598 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($12,174,125 ÷ 12,175,053 shares)		$1.00
Statement of Operations
Amounts in thousands		Six months ended September 30, 2022 (Unaudited)
Investment Income
Interest		$202,500
Expenses
Management fee	$18,858
Transfer agent fees	6,295
Distribution and service plan fees	5,703
Accounting fees and expenses	735
Custodian fees and expenses	53
Independent trustees' fees and expenses	43
Registration fees	181
Audit	24
Legal	9
Miscellaneous	44
Total expenses before reductions	31,945
Expense reductions	(4,837)
Total expenses after reductions		27,108
Net Investment income (loss)		175,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(120)
Total net realized gain (loss)		(120)
Net increase in net assets resulting from operations		$175,272

Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$175,392	$4,079
Net realized gain (loss)	(120)	(124)
Net increase in net assets resulting from operations	175,272	3,955
Distributions to shareholders	(175,250)	(4,495)
Share transactions - net increase (decrease)	5,965,966	(3,072,354)
Total increase (decrease) in net assets	5,965,988	(3,072,894)

Net Assets
Beginning of period	24,019,792	27,092,686
End of period	$29,985,780	$24,019,792

Financial Highlights
Treasury Portfolio Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	- B	.018	.019	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	- B	.018	.019	.009
Distributions from net investment income	(.006)	- B	- B	(.018)	(.019)	(.009)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.006)	- B	- B	(.018)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.63%	.02%	.05%	1.82%	1.96%	.95%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18% G	.08%	.15%	.18%	.18%	.18%
Expenses net of all reductions	.18% G	.08%	.15%	.18%	.18%	.18%
Net investment income (loss)	1.32% G	.01%	.06%	1.77%	1.96%	.96%
Supplemental Data
Net assets, end of period (in millions)	$13,993	$9,402	$10,411	$12,043	$9,862	$8,244

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Portfolio Class II

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	- B	.017	.018	.008
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	- B	.017	.018	.008
Distributions from net investment income	(.006)	- B	- B	(.017)	(.018)	(.008)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.006)	- B	- B	(.017)	(.018)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.56%	.01%	.01%	1.67%	1.81%	.80%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33% G	.08%	.19%	.33%	.33%	.33%
Expenses net of all reductions	.33% G	.08%	.19%	.33%	.33%	.33%
Net investment income (loss)	1.17% G	.01%	.02%	1.62%	1.81%	.81%
Supplemental Data
Net assets, end of period (in millions)	$505	$411	$648	$884	$659	$116

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Portfolio Class III

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.005	- B	- B	.016	.017	.007
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.005	- B	- B	.016	.017	.007
Distributions from net investment income	(.005)	- B	- B	(.016)	(.017)	(.007)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.005)	- B	- B	(.016)	(.017)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.51%	.01%	.01%	1.56%	1.71%	.70%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.41% G	.08%	.19%	.43%	.43%	.43%
Expenses net of all reductions	.41% G	.08%	.19%	.43%	.43%	.43%
Net investment income (loss)	1.09% G	.01%	.02%	1.52%	1.71%	.71%
Supplemental Data
Net assets, end of period (in millions)	$2,276	$2,612	$2,309	$2,469	$2,448	$2,803

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Portfolio Class IV

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.004	- B	- B	.013	.014	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.004	- B	- B	.013	.014	.004
Distributions from net investment income	(.004)	- B	- B	(.013)	(.014)	(.004)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.004)	- B	- B	(.013)	(.014)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.41%	.01%	.01%	1.32%	1.46%	.45%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.61% G	.08%	.19%	.67%	.68%	.68%
Expenses net of all reductions	.61% G	.08%	.19%	.67%	.68%	.68%
Net investment income (loss)	.89% G	.01%	.02%	1.28%	1.46%	.46%
Supplemental Data
Net assets, end of period (in millions)	$885	$1,146	$988	$1,033	$1,217	$926

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Portfolio Select Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	- B	.018	.019	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	- B	.018	.019	.009
Distributions from net investment income	(.006)	- B	- B	(.018)	(.019)	(.009)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.006)	- B	- B	(.018)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.61%	.01%	.03%	1.77%	1.91%	.90%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23% G	.08%	.17%	.23%	.23%	.23%
Expenses net of all reductions	.23% G	.08%	.17%	.23%	.23%	.23%
Net investment income (loss)	1.27% G	.01%	.03%	1.72%	1.91%	.91%
Supplemental Data
Net assets, end of period (in millions)	$153	$254	$198	$424	$239	$377

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Treasury Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.007	- B	.001	.018	.020	.010
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.007	- B	.001	.018	.020	.010
Distributions from net investment income	(.007)	- B	(.001)	(.018)	(.020)	(.010)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.007)	- B	(.001)	(.018)	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.65%	.02%	.07%	1.86%	2.00%	.99%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14% G	.07%	.13%	.14%	.14%	.14%
Expenses net of all reductions	.14% G	.07%	.13%	.14%	.14%	.14%
Net investment income (loss)	1.36% G	.02%	.07%	1.81%	2.00%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$12,174	$10,195	$12,539	$19,926	$10,505	$11,044

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Government Portfolio
Investment Summary/Performance September 30, 2022 (Unaudited)
Current 7-Day Yields

Class I	2.74%
Class II	2.59%
Class III	2.49%
Select Class	2.69%
Institutional Class	2.78%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2022, the most recent period shown in the table, would have been 2.71% for Class I, 2.56% for Class II, 2.46% for Class III, 2.66% for Select Class, and 2.74% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	82.9
8 - 30	1.5
31 - 60	3.9
61 - 90	5.2
91 - 180	6.3
> 180	0.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.9)%*
*Net Other Assets (Liabilities) are not available in the pie chart.

Government Portfolio
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Debt - 14.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 14.1%
U.S. Treasury Bills
10/4/22 to 3/2/23	0.09 to 3.29	7,990,632	7,939,636
U.S. Treasury Notes
10/15/22 to 7/31/24 (c)	0.32 to 3.35	8,749,877	8,749,737

TOTAL U.S. TREASURY DEBT (Cost $16,689,373)			16,689,373

U.S. Government Agency Debt - 14.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Federal Agencies - 14.5%
Federal Farm Credit Bank
11/7/22 to 5/28/24 (c)	2.59 to 3.72	471,000	470,931
Federal Home Loan Bank
10/3/22 to 8/28/24 (c)	0.26 to 3.68	16,549,022	16,516,630
Federal Home Loan Bank
3/30/23	2.01	205,000	205,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $17,192,561)			17,192,561

U.S. Government Agency Repurchase Agreement - 9.1%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
3.05% dated 9/30/22 due 10/3/22 (Collateralized by U.S. Government Obligations) #	2,786,059	2,785,350
3.05% dated 9/30/22 due 10/3/22 (Collateralized by U.S. Government Obligations) #	1,208,687	1,208,380
With:
ABN AMRO Bank NV at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Government Obligations valued at $205,072,110, 2.00% - 5.00%, 1/1/41 - 8/1/52)	201,051	201,000
BMO Harris Bank NA at:
2.74%, dated 8/10/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $61,451,532, 4.50% - 6.00%, 9/20/52)	60,420	60,000
3.06%, dated 9/26/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $74,504,232, 5.00% - 6.00%, 6/20/52 - 9/20/52)	73,198	73,000
BNP Paribas, SA at:
3.03%, dated 9/6/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $340,431,882, 0.00% - 7.50%, 6/1/23 - 2/1/57)	335,551	333,000
3.05%, dated 9/26/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $53,071,765, 0.00% - 7.50%, 4/30/27 - 9/1/52)	52,163	52,000
3.14%, dated 9/14/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $293,229,754, 0.00% - 7.00%, 12/1/22 - 10/1/52)	288,527	287,000
3.18%, dated 9/12/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $210,509,778, 0.00% - 7.00%, 11/15/23 - 10/1/52)	207,656	206,000
CIBC Bank U.S.A. at:
3.05%, dated 9/22/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $249,111,993, 1.66% - 7.50%, 12/1/27 - 10/1/52)	244,868	244,000
3.11%, dated 9/22/22 due 11/3/22 (Collateralized by U.S. Government Obligations valued at $10,428,390, 0.00% - 4.50%, 5/20/31 - 1/20/52)	10,036	10,000
Citibank NA at 3.06%, dated 9/29/22 due 10/6/22
(Collateralized by U.S. Treasury Obligations valued at $52,076,397, 0.00% - 8.63%, 10/5/22 - 5/20/72)	51,030	51,000
(Collateralized by U.S. Treasury Obligations valued at $312,611,082, 0.00% - 7.63%, 10/25/22 - 10/20/67)	306,182	306,000
Citigroup Global Capital Markets, Inc. at 3.06%, dated:
9/22/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $317,519,557, 2.00% - 5.50%, 5/15/48 - 3/20/52)	311,846	311,000
9/29/22 due 10/6/22 (Collateralized by U.S. Treasury Obligations valued at $208,150,805, 0.13% - 2.63%, 2/28/23 - 4/15/25)	204,121	204,000
Deutsche Bank AG, New York at:
3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Government Obligations valued at $51,513,090, 3.75%, 11/15/46)	50,013	50,000
3.06%, dated 9/29/22 due 10/6/22 (Collateralized by U.S. Government Obligations valued at $104,765,037, 3.25% - 6.50%, 9/15/28 - 11/15/46)	102,061	102,000
Deutsche Bank Securities, Inc. at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Government Obligations valued at $207,275,972, 2.00% - 5.66%, 8/1/29 - 1/15/56)	202,051	202,000
Goldman Sachs & Co. at 3.05%, dated 9/29/22 due 10/6/22 (Collateralized by U.S. Government Obligations valued at $832,602,066, 0.00% - 7.50%, 8/15/26 - 6/15/64)	816,484	816,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 3.08%, dated 9/22/22 due 11/21/22 (Collateralized by U.S. Government Obligations valued at $158,248,790, 2.00% - 5.00%, 1/1/27 - 9/1/52)	155,796	155,000
Morgan Stanley & Co., LLC at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Government Obligations valued at $51,013,075, 1.15% - 6.00%, 6/20/24 - 10/1/52)	50,013	50,000
RBC Dominion Securities at 2.54%, dated:
8/2/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $304,805,063, 0.00% - 6.13%, 3/31/23 - 8/20/52)	298,949	297,000
8/3/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $403,307,217, 0.00% - 6.50%, 10/31/23 - 8/20/52)	395,551	393,000
RBC Financial Group at:
2.53%, dated 9/1/22 due 10/3/22 (Collateralized by U.S. Government Obligations valued at $737,099,775, 0.00% - 7.00%, 10/20/22 - 7/1/60)	722,621	721,000
2.54%, dated 8/1/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $1,016,467,570, 0.13% - 7.00%, 10/31/22 - 7/1/60)	998,579	992,000
3%, dated 5/12/22 due 10/7/22 (Collateralized by U.S. Government Obligations valued at $106,846,726, 0.50% - 7.00%, 1/15/28 - 10/1/52) (c)(d)(e)	105,618	104,000
TD Securities (U.S.A.) at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Government Obligations valued at $493,805,478, 2.50% - 5.00%, 10/1/51 - 9/1/52)	484,123	484,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $10,697,730)		10,697,730

U.S. Treasury Repurchase Agreement - 63.2%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $129,662,490, 1.75% - 3.63%, 8/15/23 - 11/15/47)	127,032	127,000
Barclays Bank PLC at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $92,843,655, 4.13%, 9/30/27)	91,023	91,000
BNP Paribas, SA at:
1.57%, dated 5/25/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $45,135,611, 1.13% - 3.63%, 5/15/23 - 11/15/45)	44,293	44,000
2.38%, dated 7/29/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $684,486,795, 0.13% - 3.88%, 12/31/22 - 2/15/51)	670,915	668,000
2.44%, dated 7/18/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $327,684,175, 0.00% - 5.50%, 10/13/22 - 5/15/51)	319,983	318,000
2.45%, dated 8/5/22 due 10/5/22 (Collateralized by U.S. Treasury Obligations valued at $518,192,402, 0.13% - 5.00%, 5/15/23 - 2/15/50)	508,101	506,000
2.99%, dated 9/19/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $193,304,471, 0.00% - 5.25%, 1/12/23 - 5/15/48)	189,471	189,000
3.01%, dated 9/6/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $567,378,043, 0.75% - 4.25%, 2/28/23 - 2/15/49)	559,223	555,000
3.27%, dated 9/9/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $496,808,817, 0.00% - 6.00%, 11/3/22 - 11/15/47)	491,386	486,000
CIBC Bank U.S.A. at 3.05%, dated 10/3/22 due 10/7/22 (f)	183,481	183,000
Credit AG at 3.45%, dated 9/19/22 due 12/19/22 (Collateralized by U.S. Treasury Obligations valued at $97,030,055, 2.88%, 5/15/32)	95,828	95,000
Federal Reserve Bank of New York at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $69,506,661,852, 0.13% - 4.63%, 11/15/22 - 2/15/51)	69,506,662	69,489,000
ING Financial Markets LLC at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $112,138,119, 2.75%, 2/15/28)	110,028	110,000
Lloyds Bank Corp. Markets PLC at:
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $92,876,699, 0.25% - 4.38%, 6/15/23 - 11/15/39)	90,591	90,000
2.61%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $89,101,008, 0.25% - 3.00%, 1/31/23 - 7/15/25)	87,593	87,000
2.62%, dated 8/8/22 due 11/8/22 (Collateralized by U.S. Treasury Obligations valued at $92,919,822, 0.25% - 3.00%, 6/15/23 - 8/15/49)	90,603	90,000
3.26%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $94,127,599, 0.25% - 3.00%, 6/15/23 - 7/15/25)	93,016	92,000
Lloyds Bank PLC at:
2.57%, dated 8/3/22 due 11/3/22 (Collateralized by U.S. Treasury Obligations valued at $138,578,248, 0.25% - 6.75%, 3/15/24 - 11/30/28)	135,887	135,000
2.58%, dated 7/29/22 due 10/31/22 (Collateralized by U.S. Treasury Obligations valued at $91,232,027, 0.25% - 6.75%, 3/15/24 - 11/30/28)	89,600	89,000
2.63%, dated 8/5/22 due 11/7/22 (Collateralized by U.S. Treasury Obligations valued at $45,140,332, 0.38% - 6.75%, 8/15/24 - 11/30/28)	44,302	44,000
2.89%, dated 8/26/22 due 11/28/22 (Collateralized by U.S. Treasury Obligations valued at $37,904,406, 0.25% - 6.75%, 8/15/24 - 11/30/28)	37,279	37,000
2.95%, dated 9/16/22 due 10/17/22 (Collateralized by U.S. Treasury Obligations valued at $57,226,603, 0.38% - 6.75%, 8/15/24 - 7/31/27)	56,142	56,000
3.19%, dated 9/8/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $57,260,940, 0.25% - 6.75%, 3/15/24 - 8/15/26)	56,610	56,000
3.23%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $85,039,779, 1.13% - 6.75%, 8/15/24 - 9/30/28)	83,909	83,000
3.26%, dated 9/9/22 due 1/9/23 (Collateralized by U.S. Treasury Obligations valued at $56,289,443, 1.88% - 6.75%, 8/15/24 - 8/15/26)	55,608	55,000
3.34%, dated 9/13/22 due 1/13/23 (Collateralized by U.S. Treasury Obligations valued at $57,277,969, 1.88% - 6.75%, 8/15/24 - 8/15/26)	56,634	56,000
MUFG Securities EMEA PLC at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $373,226,651, 0.63% - 3.25%, 6/30/24 - 8/15/31)	366,093	366,000
Prudential Insurance Co. of America at 3.06%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $324,306,076, 1.25% - 7.50%, 8/31/23 - 2/15/37)	318,023	317,942
Royal Bank of Canada at 3.05%, dated 9/26/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $230,656,764, 1.50% - 2.50%, 11/15/22 - 2/15/41)	226,134	226,000
Sumitomo Mitsui Trust Bank Ltd. at:
3.08%, dated 9/30/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $16,534,227, 2.25% - 3.25%, 8/31/24 - 2/15/52)	16,019	16,000
3.09%, dated:
9/27/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $32,030,872, 2.25% - 3.25%, 8/31/24 - 2/15/52)	31,077	31,040
9/28/22 due 10/7/22 (Collateralized by U.S. Treasury Obligations valued at $33,022,963, 1.63% - 3.25%, 8/31/24 - 8/15/29)	32,289	32,250
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $74,820,232)		74,820,232

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $119,399,896)	119,399,896
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,049,437)
NET ASSETS - 100.0%	118,350,459

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	The maturity amount is based on the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$2,785,350,000 due 10/03/22 at 3.05%
Bank Of America, N.A.	612,331
BofA Securities, Inc.	266,195
Citigroup Global Markets, Inc.	255,138
HSBC Securities (USA), Inc.	76,541
JP Morgan Securities, LLC.	255,138
Mitsubishi UFJ Securities Holdings, Ltd.	85,046
Mizuho Securities USA, Inc.	42,523
RBC Dominion Securities, Inc.	350,000
Sumitomo Mitsu Banking Corp. NY	43,007
Sumitomo Mitsu Banking Corp.	680,367
Wells Fargo Securities LLC	119,064
2,785,350

$1,208,380,000 due 10/03/22 at 3.05%
Bank Of America, N.A.	686
BofA Securities, Inc.	18,202
HSBC Securities (USA), Inc.	173
JP Morgan Securities, LLC.	576
Mitsubishi UFJ Securities Holdings, Ltd.	192
Mizuho Securities USA, Inc.	96
Nomura Securities International	1,188,455
1,208,380

Government Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $85,517,962) - See accompanying schedule Unaffiliated issuers (cost $119,399,896):		$119,399,896
Cash		1
Receivable for investments sold		55,827
Receivable for fund shares sold		231,159
Interest receivable		92,348
Prepaid expenses		176
Receivable from investment adviser for expense reductions		3,302
Other receivables		1,341
Total assets		119,784,050
Liabilities
Payable for investments purchased	1,175,150
Payable for fund shares redeemed	137,259
Distributions payable	100,349
Accrued management fee	14,201
Distribution and service plan fees payable	912
Other affiliated payables	4,264
Other payables and accrued expenses	1,456
Total Liabilities		1,433,591
Net Assets		$118,350,459
Net Assets consist of:
Paid in capital		$118,350,612
Total accumulated earnings (loss)		(153)
Net Assets		$118,350,459

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($31,650,424 ÷ 31,641,307 shares)		$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($862,535 ÷ 862,080 shares)		$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($3,947,887 ÷ 3,945,831 shares)		$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($227,805 ÷ 227,772 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($81,661,808 ÷ 81,663,075 shares)		$1.00
Statement of Operations
Amounts in thousands		Six months ended September 30, 2022 (Unaudited)
Investment Income
Interest		$833,118
Expenses
Management fee	$83,491
Transfer agent fees	23,271
Distribution and service plan fees	5,551
Accounting fees and expenses	1,613
Custodian fees and expenses	201
Independent trustees' fees and expenses	203
Registration fees	341
Audit	24
Legal	44
Miscellaneous	197
Total expenses before reductions	114,936
Expense reductions	(18,668)
Total expenses after reductions		96,268
Net Investment income (loss)		736,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(26)
Total net realized gain (loss)		(26)
Net increase in net assets resulting from operations		$736,824

Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$736,850	$20,326
Net realized gain (loss)	(26)	29
Net increase in net assets resulting from operations	736,824	20,355
Distributions to shareholders	(736,174)	(21,170)
Share transactions - net increase (decrease)	(9,383,338)	(3,545,947)
Total increase (decrease) in net assets	(9,382,688)	(3,546,762)

Net Assets
Beginning of period	127,733,147	131,279,909
End of period	$118,350,459	$127,733,147

Financial Highlights
Government Portfolio Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	- B	.018	.020	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	- B	.018	.020	.009
Distributions from net investment income	(.006)	- B	- B	(.018)	(.020)	(.009)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.006)	- B	- B	(.018)	(.020)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.61%	.02%	.04%	1.83%	1.97%	.95%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.20% G	.20%	.20%	.21%	.21%	.20%
Expenses net of fee waivers, if any	.18% G	.08%	.15%	.18%	.18%	.18%
Expenses net of all reductions	.18% G	.08%	.15%	.18%	.18%	.18%
Net investment income (loss)	1.21% G	.01%	.05%	1.77%	1.96%	.95%
Supplemental Data
Net assets, end of period (in millions)	$31,650	$30,836	$33,508	$45,360	$29,352	$31,829

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Government Portfolio Class II

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.005	- B	- B	.017	.018	.008
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.005	- B	- B	.017	.018	.008
Distributions from net investment income	(.005)	- B	- B	(.017)	(.018)	(.008)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.005)	- B	- B	(.017)	(.018)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.53%	.01%	.01%	1.68%	1.82%	.80%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.35% G	.35%	.35%	.36%	.36%	.35%
Expenses net of fee waivers, if any	.33% G	.08%	.17%	.33%	.33%	.33%
Expenses net of all reductions	.33% G	.08%	.17%	.33%	.33%	.33%
Net investment income (loss)	1.07% G	.01%	.03%	1.62%	1.81%	.80%
Supplemental Data
Net assets, end of period (in millions)	$863	$959	$1,366	$697	$836	$744

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Government Portfolio Class III

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.005	- B	- B	.016	.017	.007
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.005	- B	- B	.016	.017	.007
Distributions from net investment income	(.005)	- B	- B	(.016)	(.017)	(.007)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.005)	- B	- B	(.016)	(.017)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.49%	.01%	.01%	1.57%	1.72%	.70%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.45% G	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.41% G	.08%	.19%	.43%	.43%	.43%
Expenses net of all reductions	.41% G	.08%	.19%	.43%	.43%	.43%
Net investment income (loss)	.98% G	.01%	.02%	1.52%	1.71%	.70%
Supplemental Data
Net assets, end of period (in millions)	$3,948	$3,764	$3,234	$3,704	$3,397	$3,351

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Government Portfolio Select Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	- B	.018	.019	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	- B	.018	.019	.009
Distributions from net investment income	(.006)	- B	- B	(.018)	(.019)	(.009)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.006)	- B	- B	(.018)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.58%	.01%	.03%	1.78%	1.92%	.90%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.25%	.26%	.25%	.26%
Expenses net of fee waivers, if any	.23% G	.08%	.17%	.23%	.23%	.23%
Expenses net of all reductions	.23% G	.08%	.17%	.23%	.23%	.23%
Net investment income (loss)	1.16% G	.02%	.03%	1.72%	1.91%	.90%
Supplemental Data
Net assets, end of period (in millions)	$228	$293	$367	$498	$335	$450

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Government Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	.001	.019	.020	.010
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	.001	.019	.020	.010
Distributions from net investment income	(.006)	- B	(.001)	(.019)	(.020)	(.010)
Distributions from net realized gain	-	- B	-	-	-	-
Total distributions	(.006)	- B	(.001)	(.019)	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.63%	.02%	.07%	1.87%	2.01%	.99%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.17% G	.17%	.17%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14% G	.07%	.13%	.14%	.14%	.14%
Expenses net of all reductions	.14% G	.07%	.13%	.14%	.14%	.14%
Net investment income (loss)	1.25% G	.02%	.07%	1.81%	2.00%	.99%
Supplemental Data
Net assets, end of period (in millions)	$81,662	$91,881	$92,805	$122,312	$75,150	$64,695

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Money Market Portfolio
Investment Summary/Performance September 30, 2022 (Unaudited)
Current 7-Day Yields

Class I	3.03%
Class II	2.88%
Class III	2.78%
Select Class	2.98%
Institutional Class	3.07%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2022, the most recent period shown in the table, would have been 3.00% for Class I, 2.84% for Class II, 2.74% for Class III, 2.95% for Select Class, and 3.03% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	84.8
8 - 30	3.0
31 - 60	9.0
61 - 90	1.9
91 - 180	1.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Money Market Portfolio
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Certificate of Deposit - 16.3%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Domestic Certificates Of Deposit - 5.6%
Citibank NA
10/21/22 to 2/8/23 (d)	2.60 to 4.05	3,086,000	3,085,999
First Republic Bank (CD)
10/5/22 to 10/6/22	3.15 to 3.15	430,000	430,000
TOTAL DOMESTIC CERTIFICATES OF DEPOSIT			3,515,999
New York Branch, Yankee Dollar, Foreign Banks - 10.7%
Bank of Nova Scotia
12/16/22 (d)(f)	3.38	254,000	254,000
Canadian Imperial Bank of Commerce
11/23/22 to 2/27/23 (d)(f)	3.37 to 3.55	897,750	897,750
Credit Agricole CIB
11/10/22 to 11/14/22	2.95 to 3.01	1,102,000	1,102,000
Mitsubishi UFJ Trust & Banking Corp.
2/1/23 to 2/2/23 (d)(f)	3.26 to 3.26	273,000	273,000
Mizuho Corporate Bank Ltd.
10/4/22 to 1/12/23 (d)	2.40 to 3.25	1,062,000	1,062,000
MUFG Bank Ltd.
10/13/22 to 1/12/23 (d)(f)	2.58 to 3.34	1,786,000	1,786,000
Sumitomo Mitsui Banking Corp.
10/6/22 to 2/3/23 (d)	2.43 to 3.32	1,383,000	1,383,000
TOTAL NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS			6,757,750
TOTAL CERTIFICATE OF DEPOSIT (Cost $10,273,749)			10,273,749

Financial Company Commercial Paper - 24.6%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Australia & New Zealand Banking Group Ltd.
11/18/22 to 4/12/23 (d)(f)	3.33 to 3.36	950,000	950,000
Bank of Montreal
12/2/22 (d)(f)	3.38	253,000	253,000
Bank of Nova Scotia
3/16/23 (d)(f)	3.46	161,000	161,000
Barclays Bank PLC
1/12/23 to 1/13/23 (c)(d)(f)	3.33 to 3.33	188,000	188,000
Bayerische Landesbank
11/4/22 to 11/8/22	3.24 to 3.31	1,163,000	1,159,228
BofA Securities, Inc.
12/5/22 (d)(f)	3.38	257,000	257,000
BPCE SA
11/4/22	3.00	578,000	576,379
Canadian Imperial Bank of Commerce
11/23/22 (d)(f)	3.37	122,000	122,000
Commonwealth Bank of Australia
4/27/23 to 4/28/23 (d)(f)	3.36 to 3.36	405,000	405,000
DNB Bank ASA
4/10/23 (d)(f)	3.33	270,000	270,000
Federation des caisses Desjardin
1/19/23 to 4/17/23 (d)(f)	3.34 to 3.56	607,000	607,000
J.P. Morgan Securities, LLC
11/16/22 to 11/21/22 (d)(f)	3.39 to 3.39	602,000	602,000
Landesbank Baden-Wurttemberg
10/3/22	3.07	404,000	403,931
Mitsubishi UFJ Trust & Banking Corp.
10/18/22 to 11/4/22	2.91 to 2.99	637,000	635,683
National Australia Bank Ltd.
12/1/22 to 4/28/23 (d)(f)	3.33 to 3.37	1,801,000	1,801,000
National Bank of Canada
1/19/23 to 3/15/23 (d)(f)	3.46 to 3.52	905,750	905,750
Royal Bank of Canada
1/30/23 to 2/24/23 (d)(f)	3.51 to 3.55	1,273,000	1,273,000
Sumitomo Mitsui Trust Bank Ltd.
10/28/22 to 11/4/22	2.90 to 3.16	813,000	810,918
Svenska Handelsbanken AB
11/18/22 to 4/13/23 (d)(f)	3.35 to 3.57	1,767,700	1,767,700
The Toronto-Dominion Bank
12/15/22 to 3/20/23 (d)(f)	3.38 to 3.63	2,076,000	2,076,000
UBS AG London Branch
2/3/23 (d)(f)	3.38	271,000	271,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $15,495,589)			15,495,589

Asset Backed Commercial Paper - 0.8%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Atlantic Asset Securitization LLC (Liquidity Facility Credit Agricole CIB)
10/3/22	3.08	25,000	24,996
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/3/23	4.04	56,000	55,415
1/3/23	4.04	84,000	83,123
1/9/23	4.07	144,000	142,392
Sheffield Receivables Corp. (Liquidity Facility Barclays Bank PLC)

12/12/22	3.55	72,000	71,493
12/13/22	3.55	94,000	93,329
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $470,748)			470,748

Non-Financial Company Commercial Paper - 0.3%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
TransCanada PipeLines Ltd. 10/24/22 to 11/1/22 (Cost $175,303)	3.51 to 3.56	175,720	175,303

Non-Negotiable Time Deposit - 12.3%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Time Deposits - 12.3%
Barclays Bank PLC
10/3/22	3.14	1,404,000	1,404,000
Landesbank Hessen-Thuringen London Branch
10/3/22 to 10/6/22	3.12 to 3.12	538,000	538,000
Mizuho Bank Ltd. Canada Branch
10/3/22 to 10/6/22	3.09 to 3.11	1,939,000	1,939,000
Royal Bank of Canada
10/3/22	3.07	701,096	701,096
Skandinaviska Enskilda Banken AB
10/3/22	3.06	3,118,000	3,118,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $7,700,096)			7,700,096

U.S. Government Agency Repurchase Agreement - 2.6%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at 3.05% dated 9/30/22 due 10/3/22 (Collateralized by U.S. Government Obligations) # (Cost $1,649,210)	1,649,630	1,649,210

U.S. Treasury Repurchase Agreement - 36.4%
	Maturity Amount ($) (000s)	Value ($) (000s)
With Federal Reserve Bank of New York at 3.05%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $22,894,817,691, 0.13% - 4.63%, 2/28/23 - 2/15/51) (Cost $22,889,000)	22,894,818	22,889,000

Other Repurchase Agreement - 6.3%
	Maturity Amount ($) (000s)	Value ($) (000s)
Other Repurchase Agreement - 6.3%
With:
BMO Capital Markets Corp. at:
3.21%, dated 9/30/22 due 10/3/22 (Collateralized by Corporate Obligations valued at $118,681,870, 2.05% - 7.55%, 12/15/24 - 4/15/52)	113,030	113,000
3.27%, dated 9/30/22 due 10/3/22 (Collateralized by Corporate Obligations valued at $121,597,560, 2.51% - 7.13%, 5/15/23 - 4/1/50)	113,031	113,000
BMO Chicago Branch at 3.27%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Government Obligations valued at $14,466,648, 2.38% - 11.13%, 4/1/23 - 8/20/52)	14,004	14,000
BNP Paribas at 3.32%, dated 9/30/22 due 10/3/22 (Collateralized by U.S. Treasury Obligations valued at $348,086,044, 0.00% - 7.50%, 10/28/22 - 12/21/51)	337,093	337,000
BNP Paribas Prime Brokerage, Inc. at:
3.32%, dated 9/30/22 due 10/3/22 (Collateralized by Equity Securities valued at $179,340,321)	166,046	166,000
3.33%, dated 9/30/22 due 10/7/22 (Collateralized by Equity Securities valued at $239,826,536) (d)(e)(f)	222,144	222,000
3.55%, dated 9/2/22 due 11/1/22 (Collateralized by Corporate Obligations valued at $421,220,854, 0.00% - 8.00%, 1/15/23 - 6/30/51) (d)(e)(f)	391,302	389,000
HSBC Securities, Inc. at 3.3%, dated 9/30/22 due 10/3/22 (Collateralized by Corporate Obligations valued at $28,875,097, 0.00% - 6.25%, 7/19/23 - 7/1/50)	28,008	28,000
ING Financial Markets LLC at 3.3%, dated 9/30/22 due 10/3/22
(Collateralized by Equity Securities valued at $89,664,670)	83,023	83,000
(Collateralized by Equity Securities valued at $60,473,747)	56,015	56,000
J.P. Morgan Securities, LLC at:
3.47%, dated:
8/31/22 due 10/31/22 (Collateralized by Equity Securities valued at $299,968,149) (d)(e)(f)	278,629	277,000
9/27/22 due 11/4/22 (Collateralized by Corporate Obligations valued at $292,068,816, 0.00% - 7.38%, 11/1/22 - 7/1/2116) (d)(e)(f)	279,581	278,000
3.52%, dated:
8/31/22 due 10/31/22 (Collateralized by Equity Securities valued at $240,418,676) (d)(e)(f)	223,324	222,000
9/27/22 due 11/4/22 (Collateralized by Equity Securities valued at $629,772,193) (d)(e)(f)	586,363	583,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
3.3%, dated 9/30/22 due 10/3/22 (Collateralized by Equity Securities valued at $119,913,028)	111,031	111,000
3.59%, dated 9/30/22 due 10/3/22 (Collateralized by Corporate Obligations valued at $10,793,878, 0.00% - 4.50%, 2/1/23 - 3/1/28)	10,003	10,000
Mizuho Securities U.S.A., Inc. at 3.34%, dated 9/30/22 due 10/3/22 (Collateralized by Equity Securities valued at $108,030,066)	100,028	100,000
RBC Capital Markets Co. at 3.57%, dated 9/30/22 due 11/30/22 (Collateralized by Corporate Obligations valued at $116,261,466, 0.01% - 6.48%, 11/30/22 - 11/15/68) (d)(e)(f)	111,671	111,000
RBS Securities, Inc. at 3.32%, dated 9/30/22 due 10/3/22 (Collateralized by Corporate Obligations valued at $116,583,103, 1.45% - 5.50%, 1/11/23 - 9/17/50)	111,031	111,000
Truist Securities, Inc. at 3.35%, dated 9/30/22 due 10/3/22 (Collateralized by Municipal Bond Obligations valued at $86,947,627, 0.00% - 7.43%, 7/1/25 - 5/15/57)	83,023	83,000
Wells Fargo Securities, LLC at:
3.35%, dated 8/1/22 due 10/28/22 (Collateralized by Equity Securities valued at $148,827,417)	138,122	137,000
3.37%, dated 7/27/22 due 10/25/22 (Collateralized by Corporate Obligations valued at $86,648,169, 2.35% - 7.88%, 5/3/26 - 1/1/2122)	82,691	82,000
3.7%, dated 9/1/22 due 12/1/22 (Collateralized by Corporate Obligations valued at $210,209,592, 0.00% - 4.00%, 7/1/23 - 12/15/26)	195,814	194,000
3.75%, dated 9/7/22 due 12/5/22 (Collateralized by Corporate Obligations valued at $180,848,795, 0.75% - 11.98%, 3/1/24 - 4/1/28)	168,548	167,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $3,987,000)		3,987,000

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $62,640,695)	62,640,695
NET OTHER ASSETS (LIABILITIES) - 0.4%	231,960
NET ASSETS - 100.0%	62,872,655

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,000,000 or 0.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	The maturity amount is based on the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$1,649,210,000 due 10/03/22 at 3.05%
BNY Mellon Capital Markets LLC	145,753
Bank Of America, N.A.	322,564
BofA Securities, Inc.	179,202
Citigroup Global Markets, Inc.	134,402
HSBC Securities (USA), Inc.	40,320
JP Morgan Securities, LLC	134,402
Mitsubishi UFJ Securities Holdings, Ltd.	44,801
Mizuho Securities USA, Inc.	22,400
Nomura Securities International	181,360
Sumitomo Mitsu Bank Corp. NY	22,880
Sumitomo Mitsui Bank Corp.	358,405
Wells Fargo Securities LLC	62,721
1,649,210

Money Market Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		September 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $28,525,210) - See accompanying schedule Unaffiliated issuers (cost $62,640,695):		$62,640,695
Cash		1
Receivable for fund shares sold		553,534
Interest receivable		56,178
Receivable for interfund loans		20,090
Prepaid expenses		73
Receivable from investment adviser for expense reductions		1,825
Other affiliated receivables		6
Other receivables		1,033
Total assets		63,273,435
Liabilities
Payable for fund shares redeemed	377,798
Distributions payable	12,470
Accrued management fee	7,008
Distribution and service plan fees payable	16
Other affiliated payables	2,347
Other payables and accrued expenses	1,141
Total Liabilities		400,780
Net Assets		$62,872,655
Net Assets consist of:
Paid in capital		$62,872,650
Total accumulated earnings (loss)		5
Net Assets		$62,872,655

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($27,603,193 ÷ 27,594,258 shares)		$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($94,781 ÷ 94,757 shares)		$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($18,663 ÷ 18,666 shares)		$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($32,454 ÷ 32,446 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($35,123,564 ÷ 35,111,366 shares)		$1.00
Statement of Operations
Amounts in thousands		Six months ended September 30, 2022 (Unaudited)
Investment Income
Interest (including $387 from affiliated interfund lending)		$414,297
Expenses
Management fee	$33,042
Transfer agent fees	10,227
Distribution and service plan fees	81
Accounting fees and expenses	928
Custodian fees and expenses	177
Independent trustees' fees and expenses	73
Registration fees	569
Audit	23
Legal	14
Miscellaneous	73
Total expenses before reductions	45,207
Expense reductions	(7,731)
Total expenses after reductions		37,476
Net Investment income (loss)		376,821
Net increase in net assets resulting from operations		$376,821

Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$376,821	$12,412
Net realized gain (loss)	-	281
Net increase in net assets resulting from operations	376,821	12,693
Distributions to shareholders	(376,816)	(12,407)
Share transactions - net increase (decrease)	23,906,155	(12,025,622)
Total increase (decrease) in net assets	23,906,160	(12,025,336)

Net Assets
Beginning of period	38,966,495	50,991,831
End of period	$62,872,655	$38,966,495

Financial Highlights
Money Market Portfolio Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.007	- B	.002	.020	.022	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.007	- B	.002	.020	.022	.013
Distributions from net investment income	(.007)	- B	(.002)	(.020)	(.022)	(.013)
Total distributions	(.007)	- B	(.002)	(.020)	(.022)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.72%	.02%	.15%	2.01%	2.23%	1.29%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.21% G	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18% G	.16%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18% G	.16%	.18%	.18%	.18%	.18%
Net investment income (loss)	1.57% G	.02%	.16%	1.96%	2.25%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$27,603	$16,745	$21,937	$25,801	$22,140	$12,545

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Money Market Portfolio Class II

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	.001	.018	.021	.011
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	.001	.018	.021	.011
Distributions from net investment income	(.006)	- B	(.001)	(.018)	(.021)	(.011)
Total distributions	(.006)	- B	(.001)	(.018)	(.021)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.64%	.01%	.09%	1.86%	2.08%	1.14%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33% G	.16%	.26%	.33%	.33%	.33%
Expenses net of all reductions	.33% G	.16%	.26%	.33%	.33%	.33%
Net investment income (loss)	1.42% G	.01%	.08%	1.81%	2.10%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$95	$90	$179	$394	$368	$68

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Money Market Portfolio Class III

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.006	- B	.001	.017	.020	.010
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.006	- B	.001	.017	.020	.010
Distributions from net investment income	(.006)	- B	(.001)	(.017)	(.020)	(.010)
Total distributions	(.006)	- B	(.001)	(.017)	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.59%	.01%	.06%	1.76%	1.98%	1.04%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43% G	.17%	.27%	.43%	.43%	.43%
Expenses net of all reductions	.43% G	.17%	.27%	.43%	.43%	.43%
Net investment income (loss)	1.32% G	.01%	.07%	1.71%	2.00%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$19	$9	$13	$13	$33	$132

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.007	- B	.001	.019	.022	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.007	- B	.001	.019	.022	.012
Distributions from net investment income	(.007)	- B	(.001)	(.019)	(.022)	(.012)
Total distributions	(.007)	- B	(.001)	(.019)	(.022)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.70%	.02%	.12%	1.96%	2.18%	1.24%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26% G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23% G	.16%	.21%	.23%	.23%	.23%
Expenses net of all reductions	.23% G	.16%	.21%	.23%	.23%	.23%
Net investment income (loss)	1.52% G	.02%	.13%	1.91%	2.20%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$32	$15	$26	$59	$33	$16

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.007	- B	.002	.020	.022	.013
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001	- B
Total from investment operations	.007	- B	.002	.020	.023	.013
Distributions from net investment income	(.007)	- B	(.002)	(.020)	(.023)	(.013)
Total distributions	(.007)	- B	(.002)	(.020)	(.023)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.74%	.04%	.19%	2.05%	2.28%	1.33%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14% G	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14% G	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	1.61% G	.04%	.20%	2.00%	2.29%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$35,124	$22,108	$28,837	$35,852	$33,002	$15,913

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Tax-Exempt Portfolio
Investment Summary/Performance September 30, 2022 (Unaudited)
Current 7-Day Yields

Class I	1.98%
Class II	1.83%
Class III	1.73%
Select Class	1.93%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2022, the most recent period shown in the table, would have been 1.96% for Class I, 1.80% for Class II, 1.70% for Class III, and 1.91% for Select Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	87.6
8 - 30	5.0
31 - 60	3.5
61 - 90	0.5
91 - 180	1.1
> 180	2.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Tax-Exempt Portfolio
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 33.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.1%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 2.61% 10/7/22, LOC Bank of America NA, VRDN (b)(c)	8,260	8,260
Series 2011 B, 2.61% 10/7/22, LOC Bank of America NA, VRDN (b)(c)	15,600	15,600
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 2.57% 10/7/22, LOC Bayerische Landesbank, VRDN (c)	8,600	8,600
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 2.58% 10/7/22, VRDN (c)	17,050	17,050
Series 2009, 2.9% 10/3/22, VRDN (c)	5,600	5,600
West Jefferson Indl. Dev. Series 2008, 2.58% 10/7/22, VRDN (c)	8,300	8,300
TOTAL ALABAMA		63,410
Alaska - 1.7%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 2.55% 10/7/22 (ConocoPhillips Co. Guaranteed), VRDN (c)	22,800	22,800
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 2.43% 10/7/22 (ConocoPhillips Co. Guaranteed), VRDN (c)	35,250	35,250
Series 1994 C, 2.25% 10/7/22 (ConocoPhillips Co. Guaranteed), VRDN (c)	35,100	35,100
Series 2002, 2.55% 10/7/22 (ConocoPhillips Co. Guaranteed), VRDN (c)	5,300	5,300
TOTAL ALASKA		98,450
Arizona - 0.5%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 2.64% 10/7/22, VRDN (c)	13,900	13,900
Series 2009 B, 2.64% 10/7/22, VRDN (c)	14,500	14,500
TOTAL ARIZONA		28,400
Colorado - 0.8%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 2.55% 10/7/22, LOC Wells Fargo Bank NA, VRDN (c)	690	690
Colorado Health Facilities Auth. Rev. Bonds Series 2022 F, 2.48% 10/7/22, VRDN (c)	39,600	39,600
Colorado Univ. Co. Hosp. Auth. Rev. Series 2017 B1, 2.55% 10/7/22, VRDN (c)	2,495	2,495
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 2.55% 10/7/22, LOC Wells Fargo Bank NA, VRDN (c)	3,625	3,625
TOTAL COLORADO		46,410
Connecticut - 1.8%
Connecticut Gen. Oblig. Series 2016 C, 2.59% 10/7/22 (Liquidity Facility Bank of America NA), VRDN (c)	90,305	90,305
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2013 O, 2.51% 10/7/22, VRDN (c)	5,385	5,385
Series 2014 C, 2.51% 10/7/22, VRDN (c)	7,185	7,185
Connecticut Hsg. Fin. Auth. Series 2020 C3, 2.5% 10/7/22 (Liquidity Facility The Toronto-Dominion Bank), VRDN (c)	4,900	4,900
TOTAL CONNECTICUT		107,775
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.62% 10/7/22, VRDN (c)	9,400	9,400
Series 1999 A, 2.51% 10/7/22, VRDN (c)	18,830	18,830
TOTAL DELAWARE		28,230
District Of Columbia - 0.2%
District of Columbia Rev. (The AARP Foundation Proj.) Series 2004, 2.56% 10/7/22, LOC Bank of America NA, VRDN (c)	4,810	4,810
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 C2, 2.49% 10/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	8,855	8,855
TOTAL DISTRICT OF COLUMBIA		13,665
Florida - 1.1%
Highlands County Health Facilities Auth. Rev. Series 2021 D, 2.45% 10/7/22, VRDN (c)	43,900	43,900
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 2.65% 10/7/22, VRDN (c)	21,100	21,100
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 2.5% 10/7/22, LOC Fannie Mae, VRDN (c)	1,950	1,950
TOTAL FLORIDA		66,950
Georgia - 2.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 2.9% 10/3/22, VRDN (c)	22,925	22,925
Series 2018, 3.05% 10/3/22, VRDN (c)	30,950	30,950
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 2.96% 10/3/22, VRDN (c)	9,125	9,125
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 2.97% 10/3/22, VRDN (c)	2,200	2,200
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 2.95% 10/3/22, VRDN (c)	33,500	33,500
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 2.96% 10/3/22, VRDN (c)	5,700	5,700
Series 2008, 2.96% 10/3/22, VRDN (c)	19,100	19,100
TOTAL GEORGIA		123,500
Illinois - 1.3%
Illinois Fin. Auth. Series 2021 D, 2.45% 10/7/22, VRDN (c)	30,000	30,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 2.5% 10/7/22, LOC PNC Bank NA, VRDN (c)	14,300	14,300
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 2.5% 10/7/22, LOC TD Banknorth, NA, VRDN (c)	24,310	24,310
(Richard H. Driehaus Museum Proj.) Series 2005, 2.6% 10/7/22, LOC Northern Trust Co., VRDN (c)	3,800	3,800
Series 2009 E2, 2.52% 10/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,000	5,000
TOTAL ILLINOIS		77,410
Indiana - 1.4%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 2.55% 10/7/22 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	28,840	28,840
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 2.45% 10/7/22, LOC Rabobank Nederland New York Branch, VRDN (c)	10,000	10,000
Indiana Fin. Auth. Rev.:
(Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 2.3% 10/7/22, VRDN (c)	20,000	20,000
Series 2008 E7, 2.25% 10/7/22, VRDN (c)	21,500	21,500
TOTAL INDIANA		80,340
Iowa - 1.0%
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 2.49% 10/7/22, VRDN (c)	11,700	11,700
Series 2011 A, 2.49% 10/7/22, VRDN (c)	14,300	14,300
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 2.52% 10/7/22, VRDN (c)	13,800	13,800
Iowa Fin. Auth. Midwestern Disaster Area Rev. (Archer-Daniels-Midland Co. Proj.) Series 2012, 2.55% 10/7/22 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	7,265	7,265
Iowa Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2000 D, 2.56% 10/7/22, VRDN (c)	3,125	3,125
Series 2018 C, 2.3% 10/7/22, LOC JPMorgan Chase Bank, VRDN (c)	10,500	10,500
TOTAL IOWA		60,690
Kansas - 0.8%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 2.55% 10/7/22, VRDN (c)	1,300	1,300
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 2.58% 10/7/22, VRDN (c)	7,300	7,300
Series 2007 B, 2.58% 10/7/22, VRDN (c)	11,000	11,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 2.55% 10/7/22, VRDN (c)	4,500	4,500
Series 1994, 2.55% 10/7/22, VRDN (c)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 2.55% 10/7/22, VRDN (c)	2,300	2,300
(Western Resources, Inc. Proj.) Series 1994, 2.55% 10/7/22, VRDN (c)	5,300	5,300
TOTAL KANSAS		48,100
Louisiana - 2.0%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 2.45% 10/7/22, VRDN (c)	21,200	21,200
Series 2009 A, 2.45% 10/7/22, VRDN (c)	35,175	35,175
(Christus Health Proj.) Series 2008 B, 2.25% 10/7/22, VRDN (c)	10,800	10,800
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.88% 10/7/22, VRDN (c)	22,280	22,280
Series 2010 B1, 2.77% 10/7/22, VRDN (c)	29,500	29,500
TOTAL LOUISIANA		118,955
Michigan - 0.8%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 2.57% 10/7/22, LOC JPMorgan Chase Bank, VRDN (c)	20,425	20,425
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 2.5% 10/7/22 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	3,890	3,890
Michigan State Hsg. Dev. Auth. Series 2022 B, 2.51% 10/7/22, LOC Bank of America NA, VRDN (c)	9,440	9,440
Michigan State Univ. Revs. Series 2000 A, 2.27% 10/7/22 (Liquidity Facility PNC Bank NA), VRDN (c)	11,100	11,100
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 2.5% 10/7/22, LOC Bank of Nova Scotia, VRDN (c)	3,500	3,500
TOTAL MICHIGAN		48,355
Minnesota - 0.8%
Hennepin County Gen. Oblig. Series 2018 B, 2.5% 10/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (c)	46,830	46,830
FHLMC Oak Park Heights Multi-family Rev. Series 2005, 2.46% 10/7/22, LOC Freddie Mac, VRDN (c)	2,720	2,720
TOTAL MINNESOTA		49,550
Missouri - 1.0%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC HealthCare Proj.) Series 2008 A, 2.5% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	10,550	10,550
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.):
Series 2003 C2, 2.25% 10/7/22, VRDN (c)	11,205	11,205
Series 2003 C3, 2.55% 10/7/22, VRDN (c)	36,400	36,400
TOTAL MISSOURI		58,155
Nebraska - 0.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
(NE Sf Mbs Gen. 7/1/94 Proj.) Series 2017 C, 2.3% 10/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	5,795	5,795
Series 2019 C, 2.3% 10/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	12,000	12,000
Series 2022 E, 2.3% 10/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	9,800	9,800
TOTAL NEBRASKA		27,595
New York - 5.6%
New York City Gen. Oblig.:
Series 2013 A4, 2.47% 10/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	32,735	32,735
Series 2013 A5, 2.5% 10/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	2,075	2,075
Series 2014 I3, 2.61% 10/7/22 (Liquidity Facility Citibank NA), VRDN (c)	32,045	32,045
Series D5, 2.5% 10/7/22, LOC PNC Bank NA, VRDN (c)	28,870	28,870
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 2.57% 10/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	22,500	22,500
Series 2016 AA2, 2.51% 10/7/22 (Liquidity Facility PNC Bank NA), VRDN (c)	25,300	25,300
Series 2016 CC, 2.56% 10/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	23,710	23,710
New York City Transitional Fin. Auth. Rev. Series 2013 A, 2.47% 10/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	16,075	16,075
New York Hsg. Fin. Agcy. Rev. (8 East 102nd Street Hsg. Proj.) Series 2010 A, 2.63% 10/7/22, LOC TD Banknorth, NA, VRDN (c)	21,060	21,060
New York Metropolitan Trans. Auth. Rev. Series 2005 E, 2.55% 10/7/22, LOC Bank of America NA, VRDN (c)	23,912	23,912
FHLMC New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Elliott Chelsea Dev. Proj.) Series 2010 A, 2.56% 10/7/22, LOC Freddie Mac, VRDN (c)	10,255	10,255
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 2.2% 10/7/22, LOC Fannie Mae, VRDN (c)	36,200	36,200
New York Hsg. Fin. Agcy. Rev.:
(Taconic West 17th St. Proj.) Series 2009 A, 2.55% 10/7/22, LOC Fannie Mae, VRDN (c)	32,450	32,450
Series 2009 A, 2.58% 10/7/22, LOC Fannie Mae, VRDN (c)	25,000	25,000
TOTAL NEW YORK		332,187
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 2, 2.51% 10/31/22, VRDN (c)(d)	7,300	7,300
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 2.61% 10/7/22, LOC Cr. Industriel et Commercial, VRDN (c)	13,040	13,040
Ohio - 1.8%
Montgomery County Hosp. Rev. Series 2019 B, 2.5% 10/7/22, LOC PNC Bank NA, VRDN (c)	22,570	22,570
Ohio Cap. Facilities Lease:
(Adult Correctional Bldg. Fund Proj.) Series 2019 C, 2.3% 10/7/22, VRDN (c)	27,400	27,400
(Adult Correctional Bldg. Fund Projs.) Series 2021 B, 2.5% 10/7/22, VRDN (c)	2,585	2,585
Ohio Gen. Oblig. (Common Schools Proj.):
Series 2005 A, 2.25% 10/7/22, VRDN (c)	5,700	5,700
Series 2006 B, 2.5% 10/7/22, VRDN (c)	4,525	4,525
Ohio Hosp. Facilities Rev. Series 2019 D1, 2.55% 10/7/22, VRDN (c)	28,760	28,760
Ohio Spl. Oblig. Series 2016 B, 2.5% 10/7/22, VRDN (c)	17,700	17,700
TOTAL OHIO		109,240
Pennsylvania - 0.2%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 2.5% 10/7/22, LOC Truist Bank, VRDN (c)	4,200	4,200
Beaver County Indl. Dev. Auth. Series 2018 A, 2.5% 10/7/22, LOC Truist Bank, VRDN (c)	600	600
Haverford Township School District Series 2009, 2.5% 10/7/22, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 2.53% 10/7/22, LOC Manufacturers & Traders Trust Co., VRDN (c)	505	505
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 2.5% 10/7/22, LOC TD Banknorth, NA, VRDN (c)	7,015	7,015
TOTAL PENNSYLVANIA		13,320
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 2.55% 10/7/22, LOC TD Banknorth, NA, VRDN (c)	5,160	5,160
Texas - 3.2%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 C, 2.28% 10/7/22, VRDN (c)	39,000	39,000
Series 2016 D, 2.54% 10/7/22, VRDN (c)	19,410	19,410
Harris County Hosp. District Rev. Series 2010, 2.51% 10/7/22, LOC JPMorgan Chase Bank, VRDN (c)	6,605	6,605
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 2.55% 10/7/22 (TotalEnergies SE Guaranteed), VRDN (c)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 2.61% 10/7/22 (TotalEnergies SE Guaranteed), VRDN (c)	16,400	16,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 2.55% 10/7/22 (TotalEnergies SE Guaranteed), VRDN (c)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 2.55% 10/7/22 (TotalEnergies SE Guaranteed), VRDN (c)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 2.3% 10/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	13,300	13,300
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 2.6% 10/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	10,600	10,600
Series 2011 B, 2.55% 10/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	12,755	12,755
Series 2012 B, 2.55% 10/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	15,545	15,545
Series 2013 B, 2.55% 10/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	24,700	24,700
Series 2014 A, 2.55% 10/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	23,380	23,380
TOTAL TEXAS		190,695
Utah - 0.8%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.6% 10/7/22, VRDN (c)	49,900	49,900
Virginia - 0.3%
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 2.54% 10/7/22, VRDN (c)	3,045	3,045
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 B, 2.48% 10/7/22, LOC Wells Fargo Bank NA, VRDN (c)	13,600	13,600
TOTAL VIRGINIA		16,645
Washington - 1.1%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 2.59% 10/7/22, LOC Bank of America NA, VRDN (c)	7,000	7,000
FHLMC:
Vancouver Hsg. Auth. Rev. Series 2008, 2.5% 10/7/22, LOC Freddie Mac, VRDN (c)	10,700	10,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Kitts Corner Apt. Proj.) Series 2014, 2.54% 10/7/22, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	17,100	17,100
(Reserve at Renton Apts. Proj.) Series 2014, 2.54% 10/7/22, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	14,400	14,400
(Urban Ctr. Apts. Proj.) Series 2012, 2.55% 10/7/22, LOC Freddie Mac, VRDN (c)	15,200	15,200
TOTAL WASHINGTON		64,400
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 C, 2.5% 10/7/22, LOC TD Banknorth, NA, VRDN (c)	5,460	5,460
Wisconsin - 0.7%
Wisconsin Health & Edl. Facilities Series 2021 B, 2.46% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	15,725	15,725
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 B, 2.5% 10/7/22 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	20,100	20,100
Series 2022 B, 2.5% 10/7/22 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)	7,500	7,500
TOTAL WISCONSIN		43,325
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 2.47% 10/7/22, VRDN (c)	4,800	4,800
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.47% 10/7/22, VRDN (c)	2,100	2,100
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.47% 10/7/22, VRDN (c)	11,000	11,000
TOTAL WYOMING		17,900
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,014,512)		2,014,512

Tender Option Bond - 41.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.3%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series XL 02 54, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	14,850	14,850
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 2.49% 10/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	5,960	5,960
TOTAL ALABAMA		20,810
Arizona - 0.4%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN:
Series 20 XF 09 90, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,440	2,440
Series XM 10 13, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,400	1,400
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	700	700
Lake Havasu City Ariz Participating VRDN Series Floaters G 103, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,750	4,750
Maricopa County Rev. Participating VRDN Series ZM 06 51, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,000	4,000
Mesa Util. Sys. Rev. Participating VRDN:
Series Floaters XL 00 71, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,000	7,000
Series Solar 17 0026, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	1,150	1,150
Series XM 10 12, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,400	1,400
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,200	1,200
TOTAL ARIZONA		24,040
California - 2.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	5,400	5,400
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 17 04, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,590	2,590
Series DBE 80 11, 2.6% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	38,135	38,135
Series Floaters XF 24 67, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	16,500	16,500
Series Floaters ZF 26 33, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	7,345	7,345
California State Univ. Rev. Participating VRDN Series Floaters ZF 26 60, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	17,625	17,625
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3345, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,760	1,760
Series ZL 02 14, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	9,000	9,000
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,338	4,338
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	13,600	13,600
San Diego Unified School District Participating VRDN Series Floaters ZF 27 09, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,500	2,500
Univ. of California Revs. Participating VRDN:
Series Floaters XG 00 61, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	450	450
Series Floaters ZF 26 70, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	11,200	11,200
Series XF 09 21, 2.49% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,220	2,220
TOTAL CALIFORNIA		132,663
Colorado - 2.0%
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,900	1,900
Cherry Creek School District No. 5 Gen. Oblig. Participating VRDN Series Solar 17 3, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	7,245	7,245
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	745	745
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 10 25, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,205	5,205
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2022 004, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	15,595	15,595
Series 2022 XM 10 28, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,000	4,000
Series Floaters XF 06 67, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,045	6,045
Series XG 02 51, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,250	5,250
Series XM 08 29, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,400	4,400
Series XM 08 41, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	12,840	12,840
Series XM 09 97, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,665	4,665
Series ZF 08 09, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,550	2,550
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	35,025	35,025
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,250	5,250
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	100	100
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series Floaters XM 06 71, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,335	3,335
Series Solar 0065, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	4,605	4,605
Weld County School District No. 4 Participating VRDN Series RBC G 58, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,800	2,800
TOTAL COLORADO		121,555
Connecticut - 1.2%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,460	5,460
Series Floaters 016, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	11,900	11,900
Series Floaters G3, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,800	2,800
Series Floaters G66, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,300	2,300
Series Floaters XL 00 66, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,040	5,040
Series Floaters YX 10 95, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,925	8,925
Series XM 08 57, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,200	6,200
Series XM 08 58, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,300	5,300
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XG 02 04, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,730	2,730
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 2.64%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	5,200	5,200
Participating VRDN:
Series Floaters YX 10 77, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	900	900
Series ROC II R 14073, 2.52% 10/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	4,900	4,900
Series XM 08 67, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,540	5,540
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,400	1,400
TOTAL CONNECTICUT		68,595
District Of Columbia - 1.1%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	8,400	8,400
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters E 108, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,980	2,980
Series Floaters XF 05 47, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,665	4,665
Series MS 4301, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,150	4,150
Series Solar 0035, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	7,330	7,330
Series XF 27 59, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,600	9,600
District of Columbia Income Tax Rev. Participating VRDN Series YX 11 95, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,795	1,795
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series 2022 XG 04 04, 2.55% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	7,665	7,665
Series XF 08 53, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	8,285	8,285
Series XF 09 19, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,355	1,355
Series XG 02 67, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	8,730	8,730
TOTAL DISTRICT OF COLUMBIA		64,955
Florida - 1.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 11 39, 2.54% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	2,600	2,600
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,900	4,900
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	20,350	20,350
Series XG 02 81, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,140	2,140
Series ZF 09 31, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,605	1,605
Florida Gen. Oblig. Participating VRDN:
Series Floaters XF 06 80, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,300	2,300
Series Solar 042, 2.49% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	17,600	17,600
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	330	330
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,500	3,500
Series XG 00 99, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,000	1,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	2,300	2,300
Orlando Health Participating VRDN Series 026, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,500	1,500
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XG 03 70, 2.56% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,380	2,380
Series XM 07 82, 2.53% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,690	3,690
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	2,000	2,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 2.53% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,190	7,190
Series XM 08 68, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	830	830
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2214, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,800	4,800
TOTAL FLORIDA		83,590
Georgia - 1.9%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,200	3,200
Series Floaters XF 26 49, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,000	4,000
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	170	170
Series XX 12 18, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,805	3,805
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 2.51% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 2.56% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	900	900
Cobb County Kennestone Hosp. Auth. Rev. Participating VRDN Series XF 11 49, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	2,600	2,600
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,300	2,300
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 2.56% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,670	1,670
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	12,900	12,900
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,175	3,175
Series XF 08 30, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	7,135	7,135
Series XG 02 56, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	10,140	10,140
Georgia Road & Thruway Auth. Rev. Participating VRDN Series 2021 XM 09 61, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,910	1,910
Main Street Natural Gas, Inc. Participating VRDN:
Series 2022 ZL 03 05, 2.51% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,210	7,210
Series Floaters XF 07 51, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	15,455	15,455
Series ZL 03 08, 2.51% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,875	1,875
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	7,050	7,050
Private Colleges & Univs. Auth. Rev. Participating VRDN Series XF 07 07, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,600	1,600
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	20,000	20,000
TOTAL GEORGIA		111,595
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	980	980
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,590	3,590
TOTAL HAWAII		4,570
Illinois - 4.0%
Chicago Board of Ed. Participating VRDN Series Floaters XG 02 17, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,625	5,625
Chicago Gen. Oblig. Participating VRDN:
Series E 151, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	12,800	12,800
Series Floaters XL 01 05, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,015	8,015
Series XM 10 05, 2.61% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,800	1,800
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,295	8,295
Chicago Transit Auth. Participating VRDN Series XL 01 45, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,640	2,640
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	11,170	11,170
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,400	9,400
Illinois Fin. Auth. Participating VRDN Series 2021 XL 01 72, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,778	1,778
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 2.56% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,100	5,100
Series 17 XM 0492, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	23,850	23,850
Series Floaters 017, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,560	9,560
Series MS 3332, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	400	400
Series XF 07 11, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,900	9,900
Series XF 11 47, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	3,200	3,200
Series ZF 09 58, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	6,665	6,665
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,990	2,990
Series Floaters XL 00 54, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,000	7,000
Series Floaters XX 10 81, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,300	9,300
Series Floaters YX 10 72, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,820	6,820
Series Floaters YX 10 86, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,245	1,245
Series XF 10 10, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	13,795	13,795
Series XF 28 41, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,900	2,900
Series XL 02 60, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,400	7,400
Series XM 07 59, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	6,385	6,385
Series XX 11 41, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,800	1,800
Series YX 11 50, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,700	8,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 2.52% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,665	2,665
Series 15 XF2202, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	5,720	5,720
Series 2022 XF 12 88, 2.52% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,075	9,075
Series Floaters XF 27 67, 2.52% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,600	9,600
Series Floaters ZF 03 73, 2.52% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,525	9,525
Series Floaters ZF 28 24, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	8,000	8,000
Series XM 00 78, 2.52% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,180	5,180
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,550	1,550
Portofino Landings Cmnty. Dev. D Participating VRDN Series XM 09 38, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	650	650
TOTAL ILLINOIS		240,498
Indiana - 0.0%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	400	400
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 2.5% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,300	3,300
Kansas - 0.2%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	3,770	3,770
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,400	5,400
TOTAL KANSAS		9,170
Kentucky - 0.5%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 2.56% 10/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(e)(f)	3,400	3,400
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Participating VRDN Series XF 09 64, 2.49% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,150	4,150
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,320	5,320
Series XM 08 39, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,000	5,000
Series XM 08 42, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,575	2,575
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,195	5,195
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,865	1,865
Univ. Louisville Revs. Participating VRDN Series XM 08 81, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,800	2,800
TOTAL KENTUCKY		30,305
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 2.49% 10/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	13,600	13,600
Series Floaters XF 24 91, 2.49% 10/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	8,250	8,250
Series Floaters ZF 26 35, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,930	4,930
Louisiana Pub. Facilities Auth. Lease Rev. Participating VRDN Series XM 08 56, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,500	7,500
New Orleans Swr. Svc. Rev. Participating VRDN Series Floaters XM 07 38, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,000	3,000
New Orleans Wtr. Participating VRDN Series XM 07 35, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,500	1,500
TOTAL LOUISIANA		38,780
Maryland - 1.1%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,500	8,500
Series Solar 17 22, 2.49% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	11,505	11,505
Baltimore Proj. Rev. Bonds Series Floaters G 28, 2.66%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	2,600	2,600
Maryland Health & Higher Edl. Participating VRDN Series XG 03 35, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,610	1,610
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,900	1,900
Series Floaters XG 02 16, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,605	2,605
Series XF 10 21, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	2,800	2,800
Series XF 11 50, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,640	1,640
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	15,975	15,975
Univ. of Maryland Med. Sys., Participating VRDN Series 2022 031, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	19,100	19,100
TOTAL MARYLAND		68,235
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Participating VRDN Series E 144, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,000	5,000
Michigan - 1.6%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,700	2,700
Lansing Board of Wtr. & Lt. Util. Rev. Participating VRDN Series ZF 07 85, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,675	6,675
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 2.56% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,100	1,100
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 2.49% 10/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	3,240	3,240
Series Floaters XM 04 65, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	10,635	10,635
Series Floaters XM 07 43, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,500	3,500
Series Floaters ZF 26 40, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,600	3,600
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,125	2,125
Series Floaters XF 05 97, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,000	2,000
Series Floaters XF 26 48, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	6,460	6,460
Series Floaters ZF 28 12, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	5,050	5,050
Series Floaters ZF 28 25, 2.54% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,700	7,700
Series RBC 2016 ZM0131, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,500	7,500
Series XF 07 82, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,885	3,885
Series XF 28 61, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	10,165	10,165
Series XG 02 69, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,000	5,000
Series XL 02 40, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,760	2,760
Series XM 02 23, 2.5% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,800	2,800
Series XM 04 72, 2.49% 10/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	2,000	2,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,400	2,400
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,900	1,900
Univ. of Michigan Rev. Participating VRDN Series 15 XF2205, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	2,900	2,900
TOTAL MICHIGAN		96,095
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,335	3,335
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN Series Floaters CTFS G 100, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,350	3,350
Missouri - 1.5%
Kansas City Spl. Oblig. Participating VRDN:
Series XG 03 61, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,195	2,195
Series YX 11 93, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,410	1,410
Missouri Health & Edl. Facilities Participating VRDN Series Floaters XF 10 15, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	24,805	24,805
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	10,460	10,460
Series Floaters XG 01 84, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	4,900	4,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 2.51% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	19,500	19,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	14,000	14,000
Series Floaters C17, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,200	5,200
Series XG 03 00, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,025	3,025
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	6,000	6,000
TOTAL MISSOURI		91,495
Montana - 0.0%
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	2,345	2,345
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 2.51% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,000	2,000
Series 2022 ZL 03 04, 2.51% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,160	3,160
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XF 26 71, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,040	3,040
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	7,500	7,500
TOTAL NEBRASKA		15,700
Nevada - 0.8%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	10,825	10,825
Series Floaters ZF 27 33, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	17,070	17,070
Series Floaters ZM 06 33, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,095	4,095
Series Floaters ZM 06 39, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,085	5,085
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XF 28 06, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,000	2,000
Series XM 08 66, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	8,100	8,100
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	860	860
TOTAL NEVADA		48,035
New Jersey - 1.5%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,400	3,400
Series Floaters XG 01 68, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,025	6,025
Series XG 02 60, 2.54% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	22,825	22,825
Series XG 02 61, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	9,100	9,100
Series YX 11 60, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,520	8,520
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series XF 27 02, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	1,500	1,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,420	8,420
Series Floaters XG 02 24, 2.54% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	6,610	6,610
Series Floaters XG 02 29, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,200	1,200
Series YX 11 38, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	13,600	13,600
Series YX 11 62, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	10,080	10,080
Union County Impt. Auth. Participating VRDN Series XF 10 19, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	500	500
TOTAL NEW JERSEY		91,780
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 2.51% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,600	3,600
New York - 4.0%
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0197, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,500	2,500
Series 15 ZF0198, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,690	3,690
Series 2020 003, 2.61% 11/14/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,300	1,300
Series Floaters E87, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	8,200	8,200
Series Floaters E88, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,000	2,000
Series Floaters XM 07 06, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,900	1,900
Series RBC G 55, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,465	6,465
Series XF 13 08, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,520	2,520
Series XF 13 11, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	4,260	4,260
Series XF 13 27, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,000	4,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,800	5,800
Series Floaters E 129, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	22,800	22,800
Series XF 13 36, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,200	6,200
Series XF 29 40, 2.49% 10/7/22 (Liquidity Facility UBS AG) (c)(e)(f)	635	635
Series ZL 02 48, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,000	7,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 07 17, 2.5% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,925	4,925
Series MS 3360, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,550	3,550
Series XX 11 87, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,645	8,645
Series ZL 02 26, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,340	2,340
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	4,700	4,700
New York Dorm. Auth. Rev. Bonds Series MS 00 09, 2.56%, tender 10/27/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,200	4,200
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	730	730
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 2.51% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	32,420	32,420
Series XF 28 78, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,700	4,700
Series XF 30 00, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	22,705	22,705
Series XG 02 90, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	24,600	24,600
Triborough Bridge & Tunnel Auth. Participating VRDN:
Series 2022 XM 09 75, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	10,400	10,400
Series XF 13 32, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	32,625	32,625
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series BC 22 009, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,900	2,900
TOTAL NEW YORK		238,710
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 05 65, 2.49% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,400	4,400
Series Floaters XF 06 97, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,835	5,835
TOTAL NEW YORK AND NEW JERSEY		10,235
Non-State Specific - 0.1%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,250	3,250
North Carolina - 0.9%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,500	3,500
Series Floaters ZF 24 90, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,500	7,500
Series Floaters ZM 05 34, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	7,500	7,500
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,000	6,000
Greensboro Combined Enterprise Sys. Rev. Participating VRDN Series Solar 0045, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	4,775	4,775
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 ZM0105, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	6,670	6,670
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 2.45% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,505	6,505
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters YX 10 88, 2.49% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	835	835
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series XF 08 85, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,395	1,395
Series XF 13 52, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,500	2,500
Series ZL 02 61, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,000	5,000
TOTAL NORTH CAROLINA		55,365
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XL 02 45, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	2,600	2,600
Univ. of North Dakota Participating VRDN Series XG 03 36, 2.5% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	1,280	1,280
TOTAL NORTH DAKOTA		3,880
Ohio - 0.7%
Berea Ohio City School District Participating VRDN Series RBC G 54, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,400	2,400
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2.56% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	955	955
Elyria City School District Participating VRDN Series Floaters G 107, 2.53% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,985	4,985
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,175	2,175
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,885	7,885
Series XX 11 33, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,550	4,550
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters ZF 05 85, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	3,170	3,170
Series Floaters ZF 06 70, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,900	2,900
Ohio Hosp. Rev. Participating VRDN:
Series 002, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,400	4,400
Series C18, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,100	2,100
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,490	4,490
Series Floaters XF 27 83, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	1,785	1,785
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.66%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	2,275	2,275
TOTAL OHIO		44,070
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,215	3,215
Series XX 12 24, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	15,600	15,600
TOTAL OKLAHOMA		18,815
Oregon - 0.5%
Clackamas County School District #7J Participating VRDN Series Solar 0053, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	10,755	10,755
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,470	3,470
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 2.51% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,375	6,375
State of Oregon Participating VRDN Series Floaters G 91, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,750	4,750
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,800	2,800
TOTAL OREGON		28,150
Pennsylvania - 0.9%
Central Bradford Progress Auth. Rev. Participating VRDN Series 2021 XF 12 59, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	775	775
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XL 00 60, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,150	3,150
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 2.54% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,755	2,755
Series XM 08 87, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,500	1,500
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN:
Series ZF 08 33, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	4,000	4,000
Series ZF 08 34, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,300	2,300
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN Series YX 11 86, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,000	8,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters ZF 06 71, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,330	1,330
Series Floaters ZM 06 50, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,280	2,280
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	6,135	6,135
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series BC 22 018, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,265	3,265
Series XX 10 44, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,365	6,365
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,100	2,100
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	6,320	6,320
Series Floaters XF 07 19, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,000	2,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	3,100	3,100
TOTAL PENNSYLVANIA		55,375
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	4,750	4,750
South Carolina - 1.9%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	960	960
Lancaster County School District Participating VRDN:
Series Solar 17 21, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	4,100	4,100
Series XF 25 28, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	9,415	9,415
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,800	4,800
Series Floaters XF 07 43, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	6,950	6,950
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,800	4,800
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	27,125	27,125
Series Floaters XG 01 49, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	27,505	27,505
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 2.66%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	1,500	1,500
Participating VRDN Series Floaters XM 06 91, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	27,035	27,035
TOTAL SOUTH CAROLINA		114,190
Tennessee - 0.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Participating VRDN Series XF 10 23, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,955	2,955
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,190	5,190
Series Floaters XG 01 94, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,535	5,535
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,470	9,470
Series Floaters XL 00 62, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	1,632	1,632
Tennessee Gen. Oblig. Participating VRDN Series XF 08 04, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,690	1,690
Vanderbilt Hosp. Participating VRDN Series 2016 XF 10 54, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	8,500	8,500
TOTAL TENNESSEE		34,972
Texas - 3.7%
Alamo Cmnty. College District Rev. Bonds Series G-111, 2.66%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	2,300	2,300
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	6,600	6,600
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XF 27 28, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,395	6,395
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,500	2,500
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 2.61% 11/14/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	10,705	10,705
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,825	8,825
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,000	2,000
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,100	6,100
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	12,100	12,100
Leander Independent School District Participating VRDN:
Series Floaters G 62, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,500	2,500
Series Floaters G34, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,000	4,000
Memorial Hermann Hosp. Sys. Participating VRDN Series XF 11 40, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	3,600	3,600
New Hope Cultural Ed. Facilities Fin. Corp. Participating VRDN:
Series Floaters XF 05 99, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	17,140	17,140
Series Floaters XF 07 10, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,985	3,985
North Ft. Bend Wtr. Auth. Participating VRDN:
Series 2022 XF 30 23, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	7,620	7,620
Series XF 08 16, 2.56% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	3,250	3,250
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Floaters XM 03 77, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	26,625	26,625
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,500	5,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,000	2,000
Series 16 ZF 0282, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	6,150	6,150
Series Floaters XF 27 38, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,700	7,700
Series XG 02 78, 2.5% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,420	3,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	5,000	5,000
Series Floaters XM 06 98, 2.5% 10/7/22 (Liquidity Facility UBS AG) (c)(e)(f)	2,785	2,785
Series XF 13 66, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,800	2,800
Tender Option Bond Trust Receipts Bonds Series 2022 MS 00 10, 2.06%, tender 12/1/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	7,800	7,800
Texas Gen. Oblig. Participating VRDN:
Series Floaters G 65, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,450	5,450
Series Floaters XM 04 04, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	7,500	7,500
Series MS 3390, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,000	4,000
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 2.49% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	4,400	4,400
Series Floaters XF 25 57, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	6,720	6,720
Series Floaters XF 27 30, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,200	5,200
Series Floaters XG 02 11, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	10,000	10,000
Whitehouse Independent School District Participating VRDN Series Floaters G10, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,700	2,700
Ysleta Tex Independent School District Participating VRDN Series XF 13 38, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	2,000	2,000
TOTAL TEXAS		217,370
Utah - 0.1%
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XG 01 71, 2.5% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	3,050	3,050
Series Floaters XM 07 32, 2.49% 10/7/22 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,920	1,920
Series XM 10 03, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,435	2,435
TOTAL UTAH		7,405
Virginia - 1.3%
Alexandria Gen. Oblig. Participating VRDN Series XL 01 25, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,870	1,870
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,500	7,500
Series Floaters XG 01 91, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	15,463	15,463
Series ZL 02 27, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,500	4,500
Hampton Roads Trans. Accountability Commission Participating VRDN Series XF 13 20, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,000	5,000
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	4,400	4,400
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	3,260	3,260
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	1,930	1,930
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,000	5,000
Series Floaters XF 06 26, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,625	5,625
Series Solar 17 17, 2.51% 10/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(e)(f)	10,360	10,360
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,035	6,035
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.66%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (c)(d)(e)(f)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,700	2,700
Series ZF 09 16, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	190	190
Series ZF 09 27, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,040	1,040
Series ZF 09 28, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,880	1,880
TOTAL VIRGINIA		78,053
Washington - 1.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 05 33, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,250	2,250
Series Floaters XF 23 97, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	5,335	5,335
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series ZF 09 02, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	5,100	5,100
Centralia School District No. 401 Participating VRDN Series Floaters G74, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,500	4,500
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	4,135	4,135
King County Shoreline School District # 412 Gen. Oblig. Participating VRDN Series Floaters XF 27 29, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,000	8,000
Multicare Health Sys. Participating VRDN Series E 153, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	6,670	6,670
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Floaters XF 06 64, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,165	5,165
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,945	5,945
Series XG 02 96, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,985	7,985
Washington Gen. Oblig. Participating VRDN:
Series 15 ZM0121, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,000	5,000
Series Floaters G33, 2.49% 10/7/22 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	2,250	2,250
Series Floaters XF 25 39, 2.51% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (c)(e)(f)	8,000	8,000
Series Floaters XM 06 94, 2.49% 10/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	4,985	4,985
Series XM 01 27, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 2.52% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,205	9,205
Series 15 XF0148, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	8,150	8,150
Series 2015 XF0150, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,655	3,655
Series Floaters XF 24 92, 2.59% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	5,495	5,495
Series Floaters XF 25 27, 2.56% 10/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	2,875	2,875
Series XM 08 40, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,330	2,330
Series YX 12 10, 2.56% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	2,190	2,190
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 2.51% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,815	3,815
TOTAL WASHINGTON		115,285
Wisconsin - 0.9%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 2.5% 10/7/22 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	4,215	4,215
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,000	4,000
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,100	4,100
Series Floaters XF 24 18, 2.49% 10/7/22 (Liquidity Facility Citibank NA) (c)(e)(f)	5,000	5,000
Series Floaters XF 25 41, 2.49% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	10,000	10,000
Series Floaters XG 00 72, 2.52% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)(f)	300	300
Series Floaters XG 02 40, 2.49% 10/7/22 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,605	5,605
Series Floaters ZF 26 36, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,800	4,800
Series XF 22 24, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	9,000	9,000
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 2.49% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	4,265	4,265
TOTAL WISCONSIN		51,285
TOTAL TENDER OPTION BOND (Cost $2,464,956)		2,464,956

Other Municipal Security - 13.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Bonds:
Series 2012 A, 5% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	280	281
Series 2013 A, 5.25% 1/1/23 (Pre-Refunded to 1/1/23 @ 100)	100	101
TOTAL COLORADO		382
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series A, 3% 1/15/23	3,030	3,029
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2021 B, 3% 12/1/22	4,730	4,734
TOTAL CONNECTICUT		7,763
Florida - 0.2%
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 2.76%, tender 4/28/23 (c)(g)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 2.71%, tender 4/28/23 (c)(g)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 2.76%, tender 4/28/23 (c)(g)	5,300	5,300
TOTAL FLORIDA		10,100
Georgia - 0.0%
Cobb County School District TAN Series 2022, 3% 12/15/22	1,100	1,102
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2012 EE, 5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	1,450	1,454
Illinois - 0.0%
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 2.76%, tender 4/28/23 (c)(g)	600	600
Indiana - 0.1%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (c)	6,900	6,881
Kansas - 0.2%
Wichita Gen. Oblig. BAN Series 2022, 4% 10/15/22	10,710	10,721
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.71%, tender 4/28/23 (c)(g)	500	500
Michigan Bldg. Auth. Rev. Series 2022 9, 2.06% 11/17/22, LOC JPMorgan Chase Bank, CP	35,400	35,400
Michigan Fin. Auth. Rev. Bonds:
Series 2017 A, 5% 12/1/22	500	502
Series 2022 A, 5% 10/15/22	855	856
Michigan State Univ. Revs. Series 2022 G:
1.7% 10/11/22, CP	19,530	19,530
2% 10/21/22, CP	11,385	11,385
TOTAL MICHIGAN		68,173
Minnesota - 0.4%
Minnesota State Gen. Fdg. Rev. Bonds Series 2022 A, 5% 3/1/23 (h)	13,600	13,703
Univ. of Minnesota Gen. Oblig. Series 2022 C, 2% 10/21/22, CP	7,000	7,000
TOTAL MINNESOTA		20,703
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev. Series 2022 A:
1.5% 10/4/22, CP	5,280	5,280
1.97% 10/19/22, CP	10,500	10,500
TOTAL NEBRASKA		15,780
New Jersey - 0.3%
Cedar Grove Township Gen. Oblig. BAN Series 2022, 4% 7/10/23	11,900	12,010
Evesham Township BAN Series 2022 B, 4% 9/20/23	3,900	3,941
TOTAL NEW JERSEY		15,951
New York - 1.4%
Babylon Union Free School District TAN Series 2022, 5% 4/14/23 (h)	4,000	4,033
Casenovia Central School District BAN Series 2022, 4% 7/14/23	10,200	10,312
Lindenhurst Unified Free School District TAN Series 2022, 4% 6/28/23	24,500	24,764
North Hempstead Gen. Oblig. BAN Series 2022 C, 4.5% 9/22/23	14,445	14,653
Sachem Central School District of Holbrook TAN Series 2022, 4% 3/16/23	18,200	18,295
Sag Hbr. Union Free School District TAN Series 2022, 5% 5/18/23 (h)	4,500	4,542
South Huntington Union Free School District TAN Series 2022, 4% 6/28/23	6,700	6,764
TOTAL NEW YORK		83,363
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2022 A, 1.4% 10/3/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,300	8,300
Pennsylvania - 0.2%
Philadelphia Auth. for Indl. Dev. Rev. Bonds Series 2012, 6.625% 12/15/22 (Pre-Refunded to 12/15/22 @ 100)	1,500	1,514
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2022 B2, 1.67% tender 10/20/22, CP mode	10,300	10,300
TOTAL PENNSYLVANIA		11,814
Tennessee - 0.1%
Shelby County Health Edl. & Hsg. Facility Board Residential Care Facilitiy Mtg. Rev. Bonds Series 2012:
5.25% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	2,500	2,513
5.375% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	2,500	2,513
Tennessee School Board Auth. Bonds Series 2013 A, 5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	1,000	1,002
TOTAL TENNESSEE		6,028
Texas - 7.7%
Austin Elec. Util. Sys. Rev. Series 2022 A:
1.84% 10/6/22 (Liquidity Facility JPMorgan Chase Bank), CP	62,400	62,400
1.9% 10/18/22 (Liquidity Facility JPMorgan Chase Bank), CP	28,100	28,100
1.98% 10/27/22 (Liquidity Facility JPMorgan Chase Bank), CP	28,100	28,100
2.1% 10/6/22 (Liquidity Facility JPMorgan Chase Bank), CP	16,200	16,200
2.25% 10/3/22 (Liquidity Facility JPMorgan Chase Bank), CP	6,800	6,800
Fort Worth Independent School District Bonds Series 2022, 5% 2/15/23 (Permanent School Fund of Texas Guaranteed)	3,000	3,021
Garland Series 2022, 2.6% 12/1/22, LOC Barclays Bank PLC, CP	4,800	4,800
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 2.66%, tender 4/28/23 (c)(g)	2,900	2,900
Series 2022 B1, 1.9% tender 11/1/22, CP mode	21,000	21,000
Series 2022 B3, 1.3% tender 10/3/22, CP mode	19,200	19,200
Harris County Gen. Oblig.:
Series 2022 A1, 2.1% 10/6/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,500	1,500
Series 2022 D2, 1.85% 11/3/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,900	1,900
Series 2022 D3:
1.8% 10/5/22 (Liquidity Facility Wells Fargo Bank NA), CP	800	800
1.8% 10/5/22 (Liquidity Facility Wells Fargo Bank NA), CP	3,500	3,500
Harris County Metropolitan Trans. Auth.:
Series 2022 A1:
1.35% 10/6/22 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
1.8% 11/16/22 (Liquidity Facility JPMorgan Chase Bank), CP	5,185	5,185
Series 2022 A3, 1.33% 10/6/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,300	6,300
Houston Gen. Oblig. Series 2022 G2:
1.85% 11/1/22, LOC Barclays Bank PLC, CP	6,400	6,400
1.95% 10/5/22, LOC Barclays Bank PLC, CP	7,600	7,600
1.95% 10/6/22, LOC Barclays Bank PLC, CP	2,400	2,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2022 A, 1.55% 10/3/22, CP	4,200	4,200
Lower Colorado River Auth. Rev.:
Series 2022 B, 1.79% 11/3/22, LOC State Street Bank & Trust Co., Boston, CP	7,430	7,430
Series 2022:
1.7% 10/20/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,907	5,907
1.97% 10/20/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,289	8,289
Pearland Independent School District Bonds Series 2020, 5% 2/15/23	3,685	3,712
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2013:
5% 2/1/23 (Pre-Refunded to 2/1/23 @ 100)	1,450	1,460
5% 2/1/23 (Pre-Refunded to 2/1/23 @ 100)	5,100	5,132
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 2.76%, tender 4/28/23 (c)(g)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 2.76%, tender 4/28/23 (c)(g)	2,400	2,400
Univ. of Texas Board of Regents Sys. Rev. Series 2022 A:
1.92% 10/20/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,800	11,800
1.92% 11/1/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
1.94% 10/11/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,500	17,500
1.96% 10/17/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,800	15,800
1.98% 11/2/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,800	5,800
2% 11/1/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,900	2,900
2.1% 10/21/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,400	16,400
2.23% 10/7/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,840	5,840
Univ. of Texas Permanent Univ. Fund Rev. Series 2022 A:
1.9% 10/19/22, CP	17,500	17,500
1.95% 11/8/22, CP	10,000	10,000
1.96% 10/17/22, CP	17,500	17,500
2.1% 10/20/22, CP	17,500	17,500
2.14% 10/14/22, CP	17,500	17,500
2.3% 1/10/23, CP	7,100	7,100
TOTAL TEXAS		459,926
Utah - 0.0%
State Board of Regents of the State of Utah Bonds Series 2012 A, 4% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	1,000	1,001
Virginia - 0.1%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (c)	6,375	6,477
Washington - 0.3%
King County Gen. Oblig. Series 2022 A:
1.7% 10/13/22, CP	9,500	9,500
2.33% 10/25/22, CP	7,030	7,030
TOTAL WASHINGTON		16,530
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Series 2022:
1.98% 5/15/23, CP	10,655	10,655
2.1% 5/15/23, CP	6,400	6,400
Wisconsin Health & Edl. Facilities Bonds (Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	1,600	1,606
TOTAL WISCONSIN		18,661
TOTAL OTHER MUNICIPAL SECURITY (Cost $771,710)		771,710

Investment Company - 10.9%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 2.27% (i)(j) (Cost $646,025)	645,876	646,025

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $5,897,203)	5,897,203
NET OTHER ASSETS (LIABILITIES) - 0.8%	48,504
NET ASSETS - 100.0%	5,945,707

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,860,000 or 0.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,475,000 or 0.4% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 2.66%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada)	5/03/21	2,300
Baltimore Proj. Rev. Bonds Series Floaters G 28, 2.66%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	2,600
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.64%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	5,200
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.66%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	2,275
Port Auth. of New York & New Jersey Series 1997 2, 2.51% 10/31/22, VRDN	7/15/20	7,300
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 2.66%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	1,500
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.66%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	1,300
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 2.27%	375,522	1,885,809	1,615,306	3,936	-	-	646,025	39.4%
Total	375,522	1,885,809	1,615,306	3,936	-	-	646,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Tax-Exempt Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $5,251,178)		$5,251,178
Fidelity Central Funds (cost $646,025)		646,025

Total Investment in Securities (cost $5,897,203)			$5,897,203
Cash			28,520
Receivable for investments sold			95,815
Receivable for fund shares sold			27,132
Interest receivable			13,889
Distributions receivable from Fidelity Central Funds			1,045
Prepaid expenses			9
Receivable from investment adviser for expense reductions			172
Other receivables			93
Total assets			6,063,878
Liabilities
Payable for investments purchased
Regular delivery		45,248
Delayed delivery		13,703
Payable for fund shares redeemed		56,448
Distributions payable		1,570
Accrued management fee		722
Distribution and service plan fees payable		3
Other affiliated payables		353
Other payables and accrued expenses		124
Total Liabilities			118,171
Net Assets			$5,945,707
Net Assets consist of:
Paid in capital			$5,945,165
Total accumulated earnings (loss)			542
Net Assets			$5,945,707

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($5,925,805 ÷ 5,921,168 shares)			$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($11,006 ÷ 10,998 shares)			$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($4,895 ÷ 4,892 shares)			$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($4,001 ÷ 3,997 shares)			$1.00
Statement of Operations
Amounts in thousands		Six months ended September 30, 2022 (Unaudited)
Investment Income
Interest		$28,604
Income from Fidelity Central Funds		3,936
Total Income		32,540
Expenses
Management fee	$4,195
Transfer agent fees	1,798
Distribution and service plan fees	9
Accounting fees and expenses	253
Custodian fees and expenses	27
Independent trustees' fees and expenses	9
Registration fees	203
Audit	20
Legal	2
Miscellaneous	8
Total expenses before reductions	6,524
Expense reductions	(1,101)
Total expenses after reductions		5,423
Net Investment income (loss)		27,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(159)
Total net realized gain (loss)		(159)
Net increase in net assets resulting from operations		$26,958

Statement of Changes in Net Assets

Amount in thousands	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,117	$1,075
Net realized gain (loss)	(159)	1,039
Net increase in net assets resulting from operations	26,958	2,114
Distributions to shareholders	(27,113)	(1,074)
Share transactions - net increase (decrease)	1,480,887	(288,962)
Total increase (decrease) in net assets	1,480,732	(287,922)

Net Assets
Beginning of period	4,464,975	4,752,897
End of period	$5,945,707	$4,464,975

Financial Highlights
Tax-Exempt Portfolio Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.004	- B	.001	.013	.014	.008
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B	- B
Total from investment operations	.004	- B	.001	.014	.014	.008
Distributions from net investment income	(.004)	- B	(.001)	(.013)	(.014)	(.008)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.004)	- B	(.001)	(.014) C	(.014)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	.45%	.03%	.12%	1.36%	1.40%	.84%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.22% H	.22%	.22%	.21%	.22%	.22%
Expenses net of fee waivers, if any	.18% H	.10%	.17%	.18%	.18%	.18%
Expenses net of all reductions	.18% H	.10%	.17%	.18%	.18%	.18%
Net investment income (loss)	.90% H	.03%	.13%	1.34%	1.40%	.86%
Supplemental Data
Net assets, end of period (in millions)	$5,926	$4,457	$4,748	$6,568	$7,113	$4,488

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

Tax-Exempt Portfolio Class II

	Six months ended (Unaudited) September 30, 2022		Years ended March 31, 2022		2021		2020		2019		2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations
Net investment income (loss) A	.004		- B		.001		.012		.012		.007
Net realized and unrealized gain (loss) B	-		-		-		-		-		-
Total from investment operations	.004		- B		.001		.012		.012		.007
Distributions from net investment income	(.004)		- B		(.001)		(.012)		(.012)		(.007)
Distributions from net realized gain	-		-		-		- B		-		-
Total distributions	(.004)		- B		(.001)		(.012)		(.012)		(.007)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return C,D	.37%		.02%		.06%		1.21%		1.24%		.69%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.37% G		.37%		.37%		.36%		.36%		.37%
Expenses net of fee waivers, if any	.33% G		.11%		.21%		.33%		.33%		.33%
Expenses net of all reductions	.33% G		.11%		.21%		.33%		.33%		.33%
Net investment income (loss)	.75% G		.01%		.08%		1.19%		1.25%		.71%
Supplemental Data
Net assets, end of period (in millions)	$11	$	- H	$	- H	$	- H	$	- H	$	- H

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount represents less than $500,000.

Tax-Exempt Portfolio Class III

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.003	- B	- B	.011	.011	.006
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.003	- B	- B	.011	.011	.006
Distributions from net investment income	(.003)	- B	- B	(.011)	(.011)	(.006)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.003)	- B	- B	(.011)	(.011)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.32%	.01%	.05%	1.11%	1.14%	.59%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.47% G	.48%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43% G	.13%	.23%	.43%	.43%	.43%
Expenses net of all reductions	.43% G	.13%	.23%	.43%	.43%	.43%
Net investment income (loss)	.65% G	(.01)%	.07%	1.09%	1.15%	.61%
Supplemental Data
Net assets, end of period (in millions)	$5	$7	$2	$2	$2	$3

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.004	- B	.001	.013	.013	.008
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.004	- B	.001	.013	.013	.008
Distributions from net investment income	(.004)	- B	(.001)	(.013)	(.013)	(.008)
Distributions from net realized gain	-	-	-	- B	-	-
Total distributions	(.004)	- B	(.001)	(.013)	(.013)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.42%	.02%	.09%	1.31%	1.35%	.79%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.27% G	.27%	.27%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.23% G	.10%	.19%	.23%	.23%	.23%
Expenses net of all reductions	.23% G	.10%	.19%	.23%	.23%	.23%
Net investment income (loss)	.85% G	.03%	.11%	1.29%	1.35%	.81%
Supplemental Data
Net assets, end of period (in millions)	$4	$1	$3	$3	$10	$1

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Notes to Financial Statements   (Unaudited)
For the period ended September 30, 2022
( Amounts in thousands except percentages)

1. Organization.
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.   Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$580
Treasury Portfolio	373
Government Portfolio	1,340
Money Market Portfolio	1,033
Tax-Exempt Portfolio	86

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$37,631,889	$-	$-	$-
Treasury Portfolio	29,993,964	-	-	-
Government Portfolio	119,399,896	-	-	-
Money Market Portfolio	62,640,695	-	-	-
Tax-Exempt Portfolio	5,897,203	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term
Treasury Only Portfolio	$(680)
Treasury Portfolio	(124)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$915	$-
Class III	1,585	106
Class IV	458	58
Select Class	72	14
	$3,030	$178
Treasury Portfolio:
Class II	$307	$39
Class III	2,860	428
Class IV	2,473	345
Select Class	63	1
	$5,703	$813
Government Portfolio:
Class II	$718	$457
Class III	4,770	1,251
Select Class	63	2
	$5,551	$1,710
Money Market Portfolio:
Class II	$66	$26
Class III	11	4
Select Class	4	1
	$81	$31
Tax-Exempt Portfolio:
Class II	$3	$1
Class III	5	- A
Select Class	1	- A
	$9	$1

A   In the amount of less than five hundred dollars

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees.   Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$3,783
Class II	366
Class III	380
Class IV	55
Select Class	87
Institutional Class	2,883
$7,554
Treasury Portfolio
Class I	$3,327
Class II	123
Class III	686
Class IV	297
Select Class	75
Institutional Class	1,787
$6,295
Government Portfolio
Class I	$9,253
Class II	287
Class III	1,145
Select Class	76
Institutional Class	12,510
$23,271
Money Market Portfolio
Class I	$6,259
Class II	26
Class III	3
Select Class	5
Institutional Class	3,934
$10,227
Tax-Exempt Portfolio
Class I	$1,795
Class II	1
Class III	1
Select Class	1
$1,798

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Treasury Only Portfolio	- A
Treasury Portfolio	.01
Government Portfolio	- A
Money Market Portfolio	- A
Tax-Exempt Portfolio	.01

A   Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Tax-Exempt Portfolio, Government Portfolio, Treasury Only Portfolio and Treasury Portfolio had no interfund loans outstanding. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	30,932	1.64%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Tax-Exempt Portfolio	156,036	105,830	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.
The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$1,672
Class II	.33%	160
Class III	.43%	163
Class IV	.68%	23
Select Class	.23%	39
Institutional Class	.14%	3,523
Treasury Portfolio
Class I	.18%	$1,527
Class II	.33%	56
Class III	.43%	306
Class IV	.68%	126
Select Class	.23%	35
Institutional Class	.14%	2,246
Government Portfolio
Class I	.18%	$3,630
Class II	.33%	110
Class III	.43%	436
Select Class	.23%	30
Institutional Class	.14%	14,045
Money Market Portfolio
Class I	.18%	$2,831
Class II	.33%	12
Class III	.43%	1
Select Class	.23%	2
Institutional Class	.14%	4,885
Tax-Exempt Portfolio
Class I	.18%	$1,095
Class II	.33%	1
Class III	.43%	1
Select Class	.23%	- A

A   In the amount of less than five hundred dollars

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class III	43
Class IV	61
Treasury Portfolio
Class II	- A
Class III	181
Class IV	346
Government Portfolio
Class II	14
Class III	394
Money Market Portfolio
Class III	- A

A   In the amount of less than five hundred dollars

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Treasury Only Portfolio	$30
Treasury Portfolio	14
Government Portfolio	9
Tax-Exempt Portfolio	4

6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2022	Year ended March 31, 2022
Treasury Only Portfolio
Class I	$74,445	$2,096
Class II	5,873	114
Class III	6,491	151
Class IV	688	25
Select Class	1,791	47
Institutional Class	118,608	3,675
Total	$207,896	$6,108
Treasury Portfolio
Class I	$76,148	$1,661
Class II	2,429	60
Class III	11,076	298
Class IV	3,742	132
Select Class	1,378	36
Institutional Class	80,477	2,308
Total	$175,250	$4,495
Government Portfolio
Class I	$191,292	$5,017
Class II	4,909	127
Class III	18,765	441
Select Class	1,397	25
Institutional Class	519,811	15,560
Total	$736,174	$21,170
Money Market Portfolio
Class I	$164,394	$3,535
Class II	580	15
Class III	69	1
Select Class	134	3
Institutional Class	211,639	8,853
Total	$376,816	$12,407
Tax-Exempt Portfolio
Class I	$27,059	$1,074
Class II	24	- A
Class III	15	- A
Select Class	15	- A
Total	$27,113	$1,074

A   In the amount of less than five hundred dollars
7. Share Transactions.
Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2022	Year ended March 31, 2022	Six months ended September 30, 2022	Year ended March 31, 2022
Treasury Only Portfolio
Class I
Shares sold	50,093,361	42,371,552	$ 50,093,361	$ 42,371,552
Reinvestment of distributions	40,315	1,204	40,315	1,204
Shares redeemed	(50,140,149)	(41,098,519)	(50,140,149)	(41,098,519)
Net increase (decrease)	(6,473)	1,274,237	$(6,473)	$1,274,237
Class II
Shares sold	1,990,566	1,455,676	$ 1,990,566	$ 1,455,676
Reinvestment of distributions	245	7	245	7
Shares redeemed	(2,000,122)	(1,272,623)	(2,000,122)	(1,272,623)
Net increase (decrease)	(9,311)	183,060	$(9,311)	$183,060
Class III
Shares sold	1,985,365	5,128,725	$ 1,985,365	$ 5,128,725
Reinvestment of distributions	2,049	50	2,049	50
Shares redeemed	(1,594,659)	(5,322,788)	(1,594,659)	(5,322,788)
Net increase (decrease)	392,755	(194,013)	$392,755	$(194,013)
Class IV
Shares sold	408,009	464,291	$408,009	$464,291
Reinvestment of distributions	688	25	688	25
Shares redeemed	(384,477)	(602,298)	(384,477)	(602,298)
Net increase (decrease)	24,220	(137,982)	$24,220	$(137,982)
Select Class
Shares sold	530,719	1,941,123	$530,719	$ 1,941,123
Reinvestment of distributions	1,121	35	1,121	35
Shares redeemed	(628,602)	(1,879,644)	(628,602)	(1,879,644)
Net increase (decrease)	(96,762)	61,514	$(96,762)	$61,514
Institutional Class
Shares sold	25,452,578	30,006,613	$ 25,452,578	$ 30,006,613
Reinvestment of distributions	82,496	2,765	82,496	2,765
Shares redeemed	(24,583,749)	(30,196,971)	(24,583,749)	(30,196,971)
Net increase (decrease)	951,325	(187,593)	$951,325	$(187,593)
Treasury Portfolio
Class I
Shares sold	39,013,098	55,496,790	$ 39,013,098	$ 55,496,790
Reinvestment of distributions	30,106	605	30,106	605
Shares redeemed	(34,452,858)	(56,506,079)	(34,452,858)	(56,506,079)
Net increase (decrease)	4,590,346	(1,008,684)	$4,590,346	$(1,008,684)
Class II
Shares sold	1,093,111	1,914,597	$ 1,093,111	$ 1,914,597
Reinvestment of distributions	443	13	443	13
Shares redeemed	(999,392)	(2,151,333)	(999,392)	(2,151,333)
Net increase (decrease)	94,162	(236,723)	$94,162	$(236,723)
Class III
Shares sold	3,318,457	7,364,179	$ 3,318,457	$ 7,364,179
Reinvestment of distributions	1,351	36	1,351	36
Shares redeemed	(3,655,475)	(7,061,778)	(3,655,475)	(7,061,778)
Net increase (decrease)	(335,667)	302,437	$(335,667)	$302,437
Class IV
Shares sold	1,267,098	1,609,791	$ 1,267,098	$ 1,609,791
Reinvestment of distributions	338	16	338	16
Shares redeemed	(1,528,569)	(1,451,642)	(1,528,569)	(1,451,642)
Net increase (decrease)	(261,133)	158,165	$(261,133)	$158,165
Select Class
Shares sold	734,537	886,222	$734,537	$886,222
Reinvestment of distributions	328	8	328	8
Shares redeemed	(836,317)	(830,034)	(836,317)	(830,034)
Net increase (decrease)	(101,452)	56,196	$(101,452)	$56,196
Institutional Class
Shares sold	54,494,161	100,841,623	$ 54,494,161	$ 100,841,623
Reinvestment of distributions	55,881	1,512	55,881	1,512
Shares redeemed	(52,570,332)	(103,186,880)	(52,570,332)	(103,186,880)
Net increase (decrease)	1,979,710	(2,343,745)	$1,979,710	$(2,343,745)
Government Portfolio
Class I
Shares sold	103,253,828	370,761,643	$ 103,253,828	$ 370,761,643
Reinvestment of distributions	53,486	1,367	53,486	1,367
Shares redeemed	(102,493,328)	(373,433,589)	(102,493,328)	(373,433,589)
Net increase (decrease)	813,986	(2,670,579)	$813,986	$ (2,670,579)
Class II
Shares sold	1,005,728	1,597,642	$ 1,005,728	$ 1,597,642
Reinvestment of distributions	242	5	242	5
Shares redeemed	(1,102,850)	(2,003,501)	(1,102,850)	(2,003,501)
Net increase (decrease)	(96,880)	(405,854)	$(96,880)	$(405,854)
Class III
Shares sold	4,466,030	10,777,453	$ 4,466,030	$ 10,777,453
Reinvestment of distributions	5,887	120	5,887	120
Shares redeemed	(4,288,298)	(10,247,647)	(4,288,298)	(10,247,647)
Net increase (decrease)	183,619	529,926	$183,619	$529,926
Select Class
Shares sold	463,438	1,417,838	$463,438	$ 1,417,838
Reinvestment of distributions	576	15	576	15
Shares redeemed	(528,912)	(1,492,381)	(528,912)	(1,492,381)
Net increase (decrease)	(64,898)	(74,528)	$(64,898)	$(74,528)
Institutional Class
Shares sold	193,924,972	541,380,260	$ 193,924,972	$ 541,370,951
Reinvestment of distributions	359,528	10,252	359,528	10,252
Shares redeemed	(204,503,665)	(542,315,424)	(204,503,665)	(542,306,115)
Net increase (decrease)	(10,219,165)	(924,912)	$ (10,219,165)	$(924,912)
Money Market Portfolio
Class I
Shares sold	22,063,545	4,483,398	$ 22,063,545	$ 4,483,398
Reinvestment of distributions	144,086	3,159	144,086	3,159
Shares redeemed	(11,349,767)	(9,678,091)	(11,349,767)	(9,678,091)
Net increase (decrease)	10,857,864	(5,191,534)	$ 10,857,864	$(5,191,534)
Class II
Shares sold	31,468	2,801	$31,468	$2,801
Reinvestment of distributions	560	14	560	14
Shares redeemed	(26,883)	(92,582)	(26,883)	(92,582)
Net increase (decrease)	5,145	(89,767)	$5,145	$(89,767)
Class III
Shares sold	22,247	- A	$22,247	$- B
Reinvestment of distributions	60	1	60	1
Shares redeemed	(12,423)	(4,106)	(12,423)	(4,106)
Net increase (decrease)	9,884	(4,105)	$9,884	$(4,105)
Select Class
Shares sold	28,886	339	$28,886	$339
Reinvestment of distributions	130	3	130	3
Shares redeemed	(11,337)	(11,631)	(11,337)	(11,631)
Net increase (decrease)	17,679	(11,289)	$17,679	$(11,289)
Institutional Class
Shares sold	29,244,293	20,002,563	$ 29,244,293	$ 20,002,563
Reinvestment of distributions	194,673	8,143	194,673	8,143
Shares redeemed	(16,423,383)	(26,739,633)	(16,423,383)	(26,739,633)
Net increase (decrease)	13,015,583	(6,728,927)	$13,015,583	$(6,728,927)
Tax-Exempt Portfolio
Class I
Shares sold	6,299,697	2,403,202	$ 6,299,697	$ 2,403,202
Reinvestment of distributions	21,331	875	21,331	875
Shares redeemed	(4,851,901)	(2,696,545)	(4,851,901)	(2,696,545)
Net increase (decrease)	1,469,127	(292,468)	$1,469,127	$(292,468)
Class II
Shares sold	10,710	-	$10,710	$-
Reinvestment of distributions	9	- A	9	- B
Shares redeemed	(115)	-	(115)	-
Net increase (decrease)	10,604	- A	$10,604	$- B
Class III
Shares sold	4,557	13,906	$4,557	$13,906
Reinvestment of distributions	6	- A	6	- B
Shares redeemed	(6,334)	(8,897)	(6,334)	(8,897)
Net increase (decrease)	(1,771)	5,009	$(1,771)	$5,009
Select Class
Shares sold	3,932	-	$3,932	$-
Reinvestment of distributions	15	- A	15	- B
Shares redeemed	(1,020)	(1,503)	(1,020)	(1,503)
Net increase (decrease)	2,927	(1,503)	$2,927	$(1,503)

A   In the amount of less than five hundred shares
B   In the amount of less than five hundred dollars
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022
Treasury Only Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,005.90	$ .91
Hypothetical- B		$ 1,000	$ 1,024.17	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,005.10	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.67
Class III	.42%
Actual		$ 1,000	$ 1,004.70	$ 2.11
Hypothetical- B		$ 1,000	$ 1,022.96	$ 2.13
Class IV **	.61%
Actual		$ 1,000	$ 1,003.70	$ 3.06
Hypothetical- B		$ 1,000	$ 1,022.01	$ 3.09
Select Class	.23%
Actual		$ 1,000	$ 1,005.60	$ 1.16
Hypothetical- B		$ 1,000	$ 1,023.92	$ 1.17
Institutional Class	.14%
Actual		$ 1,000	$ 1,006.10	$ .70
Hypothetical- B		$ 1,000	$ 1,024.37	$ .71
Treasury Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,006.30	$ .91
Hypothetical- B		$ 1,000	$ 1,024.17	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,005.60	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.67
Class III	.41%
Actual		$ 1,000	$ 1,005.10	$ 2.06
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class IV **	.61%
Actual		$ 1,000	$ 1,004.10	$ 3.06
Hypothetical- B		$ 1,000	$ 1,022.01	$ 3.09
Select Class	.23%
Actual		$ 1,000	$ 1,006.10	$ 1.16
Hypothetical- B		$ 1,000	$ 1,023.92	$ 1.17
Institutional Class	.14%
Actual		$ 1,000	$ 1,006.50	$ .70
Hypothetical- B		$ 1,000	$ 1,024.37	$ .71
Government Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,006.10	$ .91
Hypothetical- B		$ 1,000	$ 1,024.17	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,005.30	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.67
Class III	.41%
Actual		$ 1,000	$ 1,004.90	$ 2.06
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Select Class	.23%
Actual		$ 1,000	$ 1,005.80	$ 1.16
Hypothetical- B		$ 1,000	$ 1,023.92	$ 1.17
Institutional Class	.14%
Actual		$ 1,000	$ 1,006.30	$ .70
Hypothetical- B		$ 1,000	$ 1,024.37	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,007.20	$ .91
Hypothetical- B		$ 1,000	$ 1,024.17	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,006.40	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,005.90	$ 2.16
Hypothetical- B		$ 1,000	$ 1,022.91	$ 2.18
Select Class	.23%
Actual		$ 1,000	$ 1,007.00	$ 1.16
Hypothetical- B		$ 1,000	$ 1,023.92	$ 1.17
Institutional Class	.14%
Actual		$ 1,000	$ 1,007.40	$ .70
Hypothetical- B		$ 1,000	$ 1,024.37	$ .71
Tax-Exempt Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,004.50	$ .90
Hypothetical- B		$ 1,000	$ 1,024.17	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,003.70	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.67
Class III	.43%
Actual		$ 1,000	$ 1,003.20	$ 2.16
Hypothetical- B		$ 1,000	$ 1,022.91	$ 2.18
Select Class	.23%
Actual		$ 1,000	$ 1,004.20	$ 1.16
Hypothetical- B		$ 1,000	$ 1,023.92	$ 1.17

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Treasury Only Portfolio
Class IV	.68%
Actual		$ 3.41
Hypothetical - B		$ 3.45
Treasury Portfolio
Class IV	.68%
Actual		$ 3.42
Hypothetical - B		$ 3.45

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Government Portfolio / Money Market Portfolio / Tax Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Institutional Class or Class I, as applicable); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each representative class (Institutional Class or Class I, as applicable) and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.
Government Portfolio
Money Market Portfolio

Tax Exempt Portfolio

Treasury Portfolio

Treasury Only Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (Institutional Class or Class I, as applicable) of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the Institutional Class of Government Portfolio ranked below the similar sales load structure group competitive median for 2021 and equal to the ASPG competitive median for 2021.

The Board noted that the total net expense ratio of the Institutional Class of Money Market Portfolio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board noted that the total net expense ratio of Class I of Tax-Exempt Portfolio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board noted that the total net expense ratio of the Institutional Class of Treasury Portfolio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board noted that the total net expense ratio of Institutional Class of Treasury Only Portfolio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed the following rates, as applicable: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through July 31, 2023.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.537280.125
IMM-SANN-1122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 18, 2022